As filed with the Securities and Exchange Commission on November 5, 1998.
                                                    1933 Act File No:  333-41153
                                                                       ---------
                                                    1940 Act File No:  811-08521
                                                                       ---------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                           [ ]
                                            ----
         Post-Effective Amendment No.         1                [X]
                                            ----
                                                       and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.       2                                 [X]
                           ----

                      Jackson National Separate Account III
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)
                     Jackson National Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)
                  5901 Executive Drive, Lansing, Michigan 48911
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)
               Depositor's Telephone Number, including Area Code:
                                 (517) 394-3400
--------------------------------------------------------------------------------
                                                  With a copy to:
         Thomas J. Meyer                          Judith A. Hasenauer
         Vice Pres. & General Counsel             Principal
         Jackson National Life Insurance          Blazzard, Grodd &
              Company                             Hasenauer, P.C.
         5901 Executive Dr.                       P.O. Box 5108
         Lansing, MI  48911                       Westport, CT  06881
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
-----
          on (date) pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1)
-----
  X       on January 4, 1999 pursuant to paragraph (a)(1) of Rule 485.
-----
          This  post-effective  amendment  designates a new effective date for a
-----     previously filed post-effective amendment.

Title of Securities Being Registered:
         Individual Deferred Variable Annuity Contracts

                      JACKSON NATIONAL SEPARATE ACCOUNT III
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                 Caption in Prospectus or
                                                 Statement of Additional
                                                 Information relating to
N-4 Item                                         each Item
--------                                         ------------------------

Part A.  Information Required in a Prospectus    Prospectus
-------  ------------------------------------    ----------

1.   Cover Page                                  Cover Page

2.   Definitions                                 Not Applicable

3.   Synopsis                                    Key Facts; Fee Tables

4.   Condensed Financial Information             Advertising; Appendix A
                                                 Condensed Financial
                                                 Information

5.   General Description of Registrant,          The Company; The
     Depositor and Portfolio Companies           Separate Account;
                                                 Investment Portfolios

6.   Deductions                                  Contract Charges

7.   General Description of Variable             The Annuity Contract;
     Annuity Contracts                           Purchases; Transfers;
                                                 Access To Your Money;
                                                 Income Payments (The
                                                 Income Phase); Death
                                                 Benefit; Other
                                                 Information

8.   Annuity Period                              Income Payments (The
                                                 Income Phase)

9.   Death Benefit                               Death Benefit

10.  Purchases and Contract Value                Purchases

11.  Redemptions                                 Access To Your Money

12.  Taxes                                       Taxes

13.  Legal Proceedings                           Other Information

14.  Table of Contents of the Statement of       Table of Contents of the
     Additional Information                      Statement of Additional
                                                 Information


         Information Required in a Statement     Statement of
Part B.  of Additional Information               Additional Information
-------  -----------------------------------     ----------------------

15.  Cover Page                                  Cover Page

16.  Table of Contents                           Table of Contents

17.  General Information and History             General Information
                                                 and History

18.  Services                                    Services

19.  Purchase of Securities Being Offered        Purchase of Securities
                                                 Being Offered

20.  Underwriters                                Underwriters

21.  Calculation of Performance Data             Calculation of
                                                 Performance

22.  Annuity Payments                            Income Payments; Net
                                                 Investment Factor

23.  Financial Statements                        Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

THE PERSPECTIVE ADVISORS
FIXED AND VARIABLE ANNUITY

Issued by Jackson National Life Insurance Company and Jackson National Separate Account III


o    individual, flexible premium deferred annuity
o 2 guaranteed accounts which offer an interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson National)
o 22 investment portfolios which purchase shares of the following series of the JNL Series Trust:

         JNL/Alliance Growth Series
         JNL/J.P. Morgan International & Emerging Markets Series
         JNL/Janus Aggressive Growth Series
         JNL/Janus Global Equities Series
         JNL/PIMCO Total Return Bond Series
         JNL/Putnam Growth Series
         JNL/Putnam Value Equity Series
         JNL/S&P Conservative Growth Series II
         JNL/S&P Moderate Growth Series II
         JNL/S&P Aggressive Growth Series II
         JNL/S&P Very Aggressive Growth Series II
         JNL/S&P Equity Growth Series II
         JNL/S&P Equity Aggressive Growth Series II
         Goldman Sachs/JNL Growth & Income Series
         Lazard/JNL Small Cap Value Series
         Lazard/JNL Mid Cap Value Series
         PPM America/JNL Money Market Series
         Salomon Brothers/JNL Balanced Series
         Salomon Brothers/JNL Global Bond Series
         Salomon Brothers/JNL High Yield Bond Series
         T. Rowe Price/JNL International Equity Investment Series
         T. Rowe Price/JNL Mid-Cap Growth Series

Please read this prospectus before you purchase a Perspective Advisors Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Advisors Fixed and Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information
(SAI) dated January 4, 1999, by calling Jackson National at (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

The SEC has not approved or disapproved the Perspective Advisors Fixed and Variable Annuity, nor does it guarantee that the information in this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 4, 1999

TABLE OF CONTENTS


Key Facts

Fee Table

The Annuity Contract

The Company

The Guaranteed Accounts

The Separate Account

Investment Portfolios

Contract Charges

Purchases

Transfers

Access to Your Money

Income Payments (The Income Phase)

Death Benefit

Taxes

Other Information

Table of Contents of the Statement of Additional Information


Appendix A

KEY FACTS

Annuity Service Center:             1 (800) 766-4683
         Mail Address:              P.O. Box 378002, Denver, Colorado
                                    80237-8002
         Delivery Address:          8055 East Tufts Avenue, Second Floor,
                                    Denver, Colorado  80237

Institutional Marketing

Group Service Center:               1 (800) 777-7779

         Mail Address:              P.O. Box 30386, Lansing, Michigan
                                    48909-9692
         Delivery Address:          5901 Executive Drive, Lansing, Michigan
                                    48911  Attn:  IMG

Home Office:                        5901 Executive Drive, Lansing, Michigan
                                    48911

The Annuity  Contract               The  fixed  and  variable  annuity  contract
                                    offered by Jackson National provides a means for investing on a tax-deferred basis in the guaranteed accounts of Jackson National and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

                                    The   contract    has   two   phases:    the
                                    accumulation  phase  and the  income  phase.
                                    During  the  accumulation  phase,   earnings
                                    accumulate on a  tax-deferred  basis and are
                                    taxed as income when you make a  withdrawal.
                                    The  income  phase  occurs  when  you  begin
                                    receiving   regular   payments   from   your
                                    contract. The amount of money you accumulate in your contract during the accumulation phase will determine the amount of income payments during the income phase.

Investment Options                  You can put money into any of the guaranteed
                                    accounts and/or the investment portfolios but you may not put your money in more than eighteen of the investment options during the life of your contract.

                                    The  guaranteed  accounts  offer an interest
                                    rate that is guaranteed by Jackson National.
                                    While your money is in a guaranteed account,
                                    the  interest  your  money  earns  and  your
                                    principal   are    guaranteed   by   Jackson
                                    National.


                                    The investment portfolios purchase shares of series of a mutual fund. These series are described in the attached JNL Series Trust prospectus. The value of the investment portfolios will vary in accordance with the investment performance of the series. You bear the investment risk under the contract for all amounts allocated to the investment portfolios.


Expenses The contract has insurance features and investment features, and there are costs related to each.

                                    Jackson  National  makes a deduction for its
                                    insurance charges which is equal to 1.50% of
                                    the daily value of the contracts invested in
                                    the   investment   portfolios.   During  the
                                    accumulation phase, Jackson National deducts a $50 annual contract maintenance charge from your contract.

                                    Jackson National may assess a state premium tax charge which ranges from 0-4%, depending upon the state, when you begin receiving regular income payments from your contract, when you make a withdrawal or, in states where required, at the time premium payments are made.


                                    There are also investment charges which range from .20% to 1.20% of the average daily value of the series, depending on the series.


Purchases                           Under  most  circumstances,  you  can  buy a
                                    contract  for  $25,000 or more.  You can add
                                    $5,000  or  more   ($2,000  or  more  for  a
                                    qualified plan contract) at any time during the accumulation phase.

Access to Your Money                You can  take  money  out of  your  contract
                                    during the accumulation phase. You may have to pay income tax and a tax penalty on any money you take out.

Income Payments                     If you want to receive  regular  income from
                                    your  annuity,  you can  choose  one of four
                                    options:   (1)  monthly   payments  for  the
                                    annuitant's life; (2) monthly payments for the annuitant's life and the life of another person (usually the annuitant's spouse); (3) monthly payments for the annuitant's life, but with payments continuing to you or your designated beneficiary for 10 or 20 years if the annuitant dies before the end of the selected period; and (4) payments for a period of 5 to 30 years.

                                    During the income  phase,  you have the same
                                    investment   choices   you  had  during  the
                                    accumulation  phase.  You can choose to have
                                    payments come from the guaranteed  accounts,
                                    the  investment  portfolios  or both. If you
                                    choose  to have  any  part of your  payments
                                    come  from the  investment  portfolios,  the
                                    dollar  amount of your payments may go up or
                                    down.  If  you  choose  a  variable   income
                                    option,   you  may  make  transfers  between
                                    investment portfolios but you may not make transfers in to or out of the guaranteed accounts.

Death Benefit                       If you  die  before  moving  to  the  income
                                    phase, the person you have chosen as your beneficiary will receive a death benefit.


Free Look                           You can cancel the  contract  within  twenty
                                    days after receiving it (or whatever period is required in your state). Under most circumstances, Jackson National will return the amount your contract is worth on the day we receive your request. This may be more or less than your original payment. If required by law, Jackson National will return your premium.


Taxes The Internal Revenue Code provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and the type of contract you have (non-qualified or qualified).

FEE TABLE

Owner Transaction Expenses

         Withdrawal Charge:
         None

         Transfer Fee:
         No charge for first 15 transfers in a contract year; thereafter, the fee is $25 per transfer.

         Contract Maintenance Charge:
         $50 per contract per year

Separate Account Annual Expenses (as a percentage of average account value)
         Mortality and Expense Risk Charges                      1.35%
         Administration Charge                                    .15%
                                                                 -----
         Total Separate Account Annual Expenses                  1.50%

Series Annual Expenses
(as a percentage of series average net assets)


                                                                     Management                   Total
                                                                        and                       Series
JNL Series Trust                                                   Administrative  Other          Annual
                                                                        Fee         Expenses     Expenses
------------------------------------------------------------------ --------------- ----------- -------------

JNL/Alliance Growth Series                                            .875%            0%*      .875%
JNL/J.P. Morgan International & Emerging Markets Series              1.075%            0%*     1.075%
JNL/Janus Aggressive Growth Series                                    1.05%            0%       1.05%
JNL/Janus Global Equities Series                                      1.10%            0%       1.10%
JNL/PIMCO Total Return Bond Series                                     .80%            0%*       .80%
JNL/Putnam Growth Series                                              1.00%            0%       1.00%
JNL/Putnam Value Equity Series                                        1.00%            0%       1.00%
JNL/S&P Conservative Growth Series II                                  .20%            0%*       .20%
JNL/S&P Moderate Growth Series II                                      .20%            0%*       .20%
JNL/S&P Aggressive Growth Series II                                    .20%            0%*       .20%
JNL/S&P Very Aggressive Growth Series II                               .20%            0%*       .20%
JNL/S&P Equity Growth Series II                                        .20%            0%*       .20%
JNL/S&P Equity Aggressive Growth Series II                             .20%            0%*       .20%
Goldman Sachs/JNL Growth & Income Series                             1.025%            0%*     1.025%
Lazard/JNL Small Cap Value Series                                     1.15%            0%*      1.15%
Lazard/JNL Mid Cap Value Series                                      1.075%            0%*     1.075%
PPM America/JNL Money Market Series                                    .70%            0%        .70%
Salomon Brothers/JNL Balanced Series                                   .90%            0%*       .90%
Salomon Brothers/JNL Global Bond Series                                .95%            0%        .95%
Salomon Brothers/JNL High Yield Bond Series                            .90%            0%*       .90%
T. Rowe Price/JNL International Equity Investment Series              1.18%            0%       1.18%
T. Rowe Price/JNL Mid-Cap Growth Series                               1.05%            0%       1.05%
------------------------------------------------------------------------------------------------------------

Effective January 4, 1999, certain Series pay Jackson National Financial Services, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the Trust by Jackson National Financial Services, LLC. The Annual Series Operating Expenses have been restated to reflect the Administrative Fee.

* The JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/PIMCO Total Return Bond Series, Goldman Sachs/JNL Growth & Income Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, Salomon Brothers/JNL Balanced Series and Salomon Brothers/JNL High Yield Bond Series commenced operations on March 2, 1998. The JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II and JNL/S&P Equity Aggressive Growth Series II commenced operations on April 13, 1998. Actual expenses may be greater or less than those shown.

Examples. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                                                 Time Periods
-------------------------------------------------------------------------------------------------
                                                                                  1        3
                                                                                year     years
------------------------------------------------------------------------------ -------- ---------

JNL/Alliance Growth Portfolio                                                     $24      $75
JNL/J.P. Morgan International & Emerging Markets Portfolio                         26       81
JNL/Janus Aggressive Growth Portfolio                                              26       80
JNL/Janus Global Equities Portfolio                                                27       81
JNL/PIMCO Total Return Bond Portfolio                                              24       72
JNL/Putnam Growth Portfolio                                                        26       78
JNL/Putnam Value Equity Portfolio                                                  26       78
JNL/S&P Conservative Growth Portfolio II                                           17       54
JNL/S&P Moderate Growth Portfolio II                                               17       54
JNL/S&P Aggressive Growth Portfolio II                                             17       54
JNL/S&P Very Aggressive Growth Portfolio II                                        17       54
JNL/S&P Equity Growth Portfolio II                                                 17       54
JNL/S&P Equity Aggressive Growth Portfolio II                                      17       54
Goldman Sachs/JNL Growth & Income Portfolio                                        26       79
Lazard/JNL Small Cap Value Portfolio                                               27       83
Lazard/JNL Mid Cap Value Portfolio                                                 26       81
PPM America/JNL Money Market Portfolio                                             23       69
Salomon Brothers/JNL Balanced Portfolio                                            25       75
Salomon Brothers/JNL Global Bond Portfolio                                         25       77
Salomon Brothers/JNL High Yield Bond Portfolio                                     25       75
T. Rowe Price/JNL International Equity Investment Portfolio                        27       84
T. Rowe Price/JNL Mid-Cap Growth Portfolio                                         26       80
-------------------------------------------------------------------------------------------------

Explanation of Fee Table and Examples. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the series. Premium taxes may also apply.


The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment portfolios.


The Example does not represent past or future expenses. The actual expenses that you incur may be greater or less than those shown.

Financial Statements. An accumulation unit value history is contained in Appendix A.

You can find the following financial statements in the SAI:

o the financial statements of the Separate Account for the period from April 1, 1998 (commencement of operations) to June 30, 1998
o the financial statements of Jackson National for the year ended December 31, 1997
o the financial statements of Jackson National for the year ended December 31, 1996
o the financial statements of Jackson National for the year ended December 31, 1995

The financial  statements of Jackson  National for the years ended  December 31,
1997,   December  31,  1996;  and  December  31,  1995,  have  been  audited  by
PricewaterhouseCoopers LLP, independent accountants.

THE ANNUITY CONTRACT


The fixed and variable annuity contract offered by Jackson National is a contract between you, the owner, and Jackson National, an insurance company. The contract provides a means for investing on a tax-deferred basis in guaranteed accounts and investment portfolios. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal.


The contract offers guaranteed accounts. The guaranteed accounts offer an interest rate that is guaranteed by Jackson National for the duration of the guaranteed account period. While your money is in a guaranteed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed account may be reduced if you make a withdrawal prior to the end of the guaranteed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed accounts, your payments will remain level throughout the entire income phase.

The contract also offers investment portfolios. The investment portfolios are designed to offer a higher return than the guaranteed accounts. However, this is not guaranteed. It is possible for you to lose your money. If you put money in the investment portfolios, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment portfolios you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment portfolios you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National will not be bound until we receive written notice of the assignment.

THE COMPANY

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 5901 Executive Drive, Lansing, Michigan 48911. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential Corporation plc (London, England),

THE GUARANTEED ACCOUNTS

If you select a guaranteed account, your money will be placed with Jackson National's other assets. The guaranteed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed accounts. Your contract contains a more complete description of the guaranteed accounts.

THE SEPARATE ACCOUNT

The Jackson National Separate Account III was established by Jackson National on October 23, 1997, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the contracts are obligations of Jackson National. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National may issue.

The separate account is divided into investment portfolios. Jackson National does not guarantee the investment performance of the separate account or the investment portfolios.

INVESTMENT PORTFOLIOS


You can put money in any or all of the investment portfolios; however, you may not allocate your money to more than eighteen investment options during the life of your contract. The investment portfolios purchase shares of the following series of the JNL Series Trust:

       JNL/Alliance Growth Series
       JNL/J.P. Morgan International & Emerging Markets Series
       JNL/Janus Aggressive Growth Series
       JNL/Janus Global Equities Series
       JNL/PIMCO Total Return Bond Series
       JNL/Putnam Growth Series
       JNL/Putnam Value Equity Series
       JNL/S&P Conservative Growth Series II
       JNL/S&P Moderate Growth Series II
       JNL/S&P Aggressive Growth Series II
       JNL/S&P Very Aggressive Growth Series II
       JNL/S&P Equity Growth Series II
       JNL/S&P Equity Aggressive Growth Series II
       Goldman Sachs/JNL Growth & Income Series
       Lazard/JNL Small Cap Value Series
       Lazard/JNL Mid Cap Value Series
       PPM America/JNL Money Market Series
       Salomon Brothers/JNL Balanced Series
       Salomon Brothers/JNL Global Bond Series
       Salomon Brothers/JNL High Yield Bond Series
       T. Rowe Price/JNL International Equity Investment Series
       T. Rowe Price/JNL Mid-Cap Growth Series


The series are described in the attached JNL Series Trust prospectus. Jackson National Financial Services, LLC serves as investment adviser for all of the series.

The sub-adviser for each series is listed in the following table:


Sub-Adviser                                  Series
-----------                                  ------------------------

Alliance Capital Management L.P.             JNL/Alliance Growth Series

J.P. Morgan Investment Management Inc.       JNL/J.P. Morgan International &
                                               Emerging Markets Series

Janus Capital Corporation                    JNL/Janus Aggressive Growth Series
                                             JNL/Janus Global Equities Series

Pacific Investment Management Company        JNL/PIMCO Total Return Bond Series

Putnam Investment Management, Inc.           JNL/Putnam Growth Series
                                             JNL/Putnam Value Equity Series

Standard & Poor's Investment                 JNL/S&P Conservative Growth
Advisory Services, Inc.                        Series II
                                             JNL/S&P Moderate Growth Series II
                                             JNL/S&P Aggressive Growth Series II
                                             JNL/S&P Very Aggressive Growth
                                               Series II
                                             JNL/S&P Equity Growth Series II
                                             JNL/S&P Equity Aggressive Growth
                                               Series II

Goldman Sachs Asset Management               Goldman Sachs/JNL Growth & Income
                                               Series

Lazard Asset Management                      Lazard/JNL Small Cap Value Series
                                             Lazard/JNL Mid Cap Value Series

PPM America, Inc.                            PPM America/JNL Money Market Series

Salomon Brothers Asset Management Inc        Salomon Brothers/JNL Balanced
                                               Series
                                             Salomon Brothers/JNL Global Bond
                                               Series
                                             Salomon Brothers/JNL High Yield
                                               Bond Series

Rowe Price-Fleming International, Inc.       T. Rowe Price/JNL International
                                               Equity Investment Series

T. Rowe Price Associates, Inc.               T. Rowe Price/JNL Mid-Cap Growth
                                               Series



Depending on market conditions, you can make or lose money in any of the investment portfolios. You should read the prospectus for the series carefully before investing. Additional investment portfolios may be available in the future.


Voting Rights. To the extent required by law, Jackson National will obtain from you and other owners of the contracts instructions as to how to vote when the series solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

Substitution. Jackson National may be required to substitute an investment portfolio with another portfolio. We will not do this without the prior approval of the SEC. Jackson National will give you notice of our intent to do this.


CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:


Insurance Charges. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.50% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National.

Contract Maintenance Charge. During the accumulation phase, Jackson National deducts a $50 annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.


Jackson National will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National may discontinue this practice at any time.


Transfer Fee. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

Other Expenses. Jackson National pays the operating expenses of the Separate Account.


There are deductions from and expenses paid out of the assets of the series. These expenses are described in the attached JNL Series Trust prospectus.


Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

Income Taxes. Jackson National will make a deduction from the contract for any income taxes which it incurs because of the contract. Currently, we are not making any such deduction.

Distribution of Contracts. Jackson National Life Distributors, Inc., located at 10877 Wilshire Boulevard, Suite 1550, Los Angeles, California 90024, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.


Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 3% of the contract value. Under certain circumstances, Jackson National may pay persistency bonuses, in addition to the standard commissions. Jackson National may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges.

PURCHASES


Minimum Initial Premium:

o    $25,000 under most circumstances

The maximum we accept without our prior approval is $1 million.

Minimum Additional Premiums:

o    $5,000 for a non-qualified plan contract
o    $2,000 for a qualified plan contract
o    $50 under the automatic payment plan

You can pay additional premiums at any time during the accumulation phase.


The minimum that you may allocate to a guaranteed account or investment portfolio is $100. There is a $100 minimum balance requirement for each guaranteed account and investment portfolio.

When you purchase a contract, Jackson National will allocate your premium to one or more of the guaranteed accounts and/or the investment portfolios you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen investment options available under the contract; however, you may not allocate your money to more than eighteen investment options during the life of your contract.

Jackson National will issue your contract and allocate your first premium within 2 business days after we receive your complete application and first premium. If your application is not complete, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the necessary information.

The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


Accumulation Units. The contract value allocated to the investment portfolios will go up or down depending on the performance of the portfolios. In order to keep track of the value of your contract, Jackson National uses a unit of measure called an accumulation unit. (An accumulation unit is similar to a share of a mutual fund.) During the income phase it is called an annuity unit.


Every business day Jackson National determines the value of an accumulation unit for each of the investment portfolios. This is done by:

     1. determining the total amount of money invested in the particular investment portfolio;

     2. subtracting any insurance charges and any other charges, such as taxes;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any investment portfolio by the value of the accumulation unit for that investment portfolio.

TRANSFERS

You can transfer money between guaranteed accounts and investment portfolios during the accumulation phase. During the income phase, you can transfer money between investment portfolios.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed account or investment portfolio would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer.


Telephone Transactions. You may make transfers by telephone, unless you elect on your application not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment portfolio.


Jackson National has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

ACCESS TO YOUR MONEY

You can have access to the money in your contract:


o    by making either a partial or complete withdrawal, or
o    by electing to receive income payments.


Your beneficiary can have access to the money in your contract when a death benefit is paid.


When you make a complete withdrawal you will receive:

     1.   the value of the contract on the day you made the withdrawal;
     2.   less any premium tax; and
     3.   less any contract maintenance charge.


Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed account or investment portfolio from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed account or investment portfolio.


Income Taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


There are limitations on withdrawals from a qualified plan referred to as a 403(b) annuity. See "Taxes."


Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive and withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.


We reserve the right to charge a fee for participation or to discontinue offering this program in the future.


Suspension of Withdrawals or Transfers. Jackson National may be required to suspend or delay withdrawals or transfers from an investment portfolio when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o    trading on the New York Stock Exchange is restricted;
o an emergency exists so that it is not reasonably practicable to dispose of shares of the investment portfolios or determine investment portfolio values;
o    the SEC, by order, may permit for the protection of owners.

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed accounts for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us 7 days notice. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date under a qualified contract if required by law).

At the income date, you can choose whether payments will come from the guaranteed accounts, the investment portfolios or both. Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the income date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon three things:


     1. the value of your contract in the investment portfolio(s) on the income date;

     2. the assumed investment rate used in the annuity table for the contract; and

     3.   the performance of the investment portfolios you selected.


If the actual performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual rate is less than the assumed interest rate, your income payments will decrease.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.


Income  Options.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.) The following income options may not be available in all states.

     Option 1 - Life Income. This income option provides monthly payments for your life.

     Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

     Option 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for your life, but with payments continuing to your beneficiary for the remainder of 10 or 20 years (as you select) if you die before the end of the selected period.

     Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30.

     Additional Options - Other income options may be made available by Jackson National.


If you choose an income option for which payments are based on life expectancy, you cannot make a withdrawal during the income phase.

DEATH BENEFIT


Death of Owner Before the Income Date. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Joint owners must be spouses (unless otherwise permitted by state law).

The death benefit is the greater of:

     1.   the current value of your contract, or

     2.   the guaranteed minimum death benefit.

       Guaranteed Minimum Death Benefit.


     o Prior to the first anniversary of the contract issue date, the guaranteed minimum death benefit is equal to total premiums minus the sum of total withdrawals, charges and premium taxes incurred in the first contract year.

     o On each anniversary of the contract issue date prior to the date of death, the guaranteed minimum death benefit is calculated based on your attained age. It is calculated as follows:

          Ages 0 - 70: The greater of the guaranteed minimum death benefit on the last contract anniversary adjusted for any premiums paid since the last contract anniversary minus the sum of total withdrawals, charges and premium taxes incurred since the last contract anniversary accumulated at 2%, and the current value of the contract.

          Ages 71 - 80: The greater of the guaranteed minimum death benefit on the last contract anniversary adjusted for any premiums paid since the last contract anniversary minus the sum of total withdrawals, charges and premium taxes incurred since the last contract anniversary and the current value of the contract.

          Ages 81 and older: The guaranteed minimum death benefit on the last contract anniversary adjusted for any premiums paid since the last contract anniversary minus the sum of total withdrawals, charges and premium taxes incurred since the last contract anniversary.

     o After the first anniversary of the contract issue date, at any time between anniversaries, the guaranteed minimum death benefit is equal to the guaranteed minimum death benefit on the last contract anniversary prior to the date of death adjusted for any premiums paid since the last contract anniversary minus the sum of total withdrawals, charges and premium taxes incurred since the last contract anniversary.


The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payments must begin within one year of the date of death. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

Death of Owner After the Income Date. If you or a joint owner die after moving to the income phase, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death of Annuitant. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies after the income date, the death benefit, if any, will be as provided for in the income option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

TAXES

The following is general information and is not intended as tax advice to any individual. You should consult your own tax adviser.

The Internal Revenue Code (Code) provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and the type of contract you have (non-qualified or qualified).


Non-Qualified Contracts - General Taxation. You will not be taxed on increases in the value of your contract until a distribution (either as a withdrawal or as an income payment) occurs. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For income payments, a portion of each income payment is treated as a partial return of your premium and will not be taxed. The remaining portion of the income payment will be treated as ordinary income. How the income payment is divided between taxable and non-taxable portions depends on the period over which income payments are expected to be made. Income payments received after you have received all of your premium are treated as income.


If a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts), the contract will generally not be treated as an annuity for tax purposes.


Qualified and Non-Qualified Contracts. If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.


If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), H.R. 10 Plans (sometimes referred to as Keogh Plans), and pension and profit-sharing plans, which include 401(k) plans.


Withdrawals - Non-Qualified Contracts. If you make a withdrawal from your contract, the Code treats the withdrawal as first coming from earnings and then from your premium payments. Withdrawn earnings are includible in income.


The Code also provides that any amount received under an annuity contract which is included in income may be subject to a 10% penalty. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.


Withdrawals - Qualified Contracts. There are special rules that govern qualified contracts. We have provided additional discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of premiums from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Qualified distributions from Roth IRAs are entirely tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

Withdrawals - Investment Adviser Fees. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered distributions from the contract.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 year or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved contract or vendor during the period of ORP participation.

Assignment. An assignment may be a taxable event. If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Diversification. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.


Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Jackson National would be considered the owner of the shares of the investment portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the contract.

It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios from which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

OTHER INFORMATION


Dollar Cost Averaging. You can arrange to automatically have a regular amount of money periodically transferred into the investment portfolios. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase.


To participate in this program, you must have a total contract value of at least $15,000 (unless we waive this requirement). Certain other restrictions may apply.

Jackson National does not currently charge for participation in this program. We may do so in the future.


Rebalancing. You can arrange to have Jackson National automatically reallocate money between investment portfolios periodically to keep the blend you select.


Jackson National does not currently charge for participation in this program. We may do so in the future.


Free Look. If you cancel the contract within twenty days after receiving it (or whatever period is required in your state), Jackson National will return the amount your contract is worth on the day we receive your request. This may be more or less than your original payment. If required by law, Jackson National will return your premium.

Advertising. From time to time, Jackson National may advertise several types of performance for the investment portfolios.

o Total return is the overall change in the value of an investment in an investment portfolio over a given period of time.
     o Standardized average annual total return is calculated in accordance with SEC guidelines.

     o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a series has been in existence for a longer period than the investment portfolio, performance will be based upon the period quoted.
o Yield refers to the income generated by an investment over a given period of time.


Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.


Market Timing and Asset Allocation Services.  Market timing and asset allocation
services   offered  by  third  parties  must  comply  with  Jackson   National's
administrative systems, rules and procedures.

Modification of the Contract. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.

Year 2000 Matters. Jackson National initiated a project in 1993 to review and analyze its computer systems to determine if they are Year 2000 compatible. This project includes a written plan which provides for a process which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software.

Jackson National's plan provides for an inventory of all critical computer systems, testing of such systems and resolution of Year 2000 issues. Jackson National anticipates that all compliance issues will be resolved by December 31, 1998.

As of the date of this Prospectus, Jackson National has identified and made available what it believes are the appropriate resources of hardware, people, and dollars to ensure that the plan will be completed.

Jackson National will not conclusively know the success of its plan until the Year 2000. Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, Jackson National's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or inactions) of third parties beyond its knowledge or control.

Legal Proceedings. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson National Life Insurance Company, Jackson National Life Distributors, Inc., and the Jackson National Separate Account III are parties.

Questions. If you have questions about your contract, you may call or write to us at:

o Jackson National Life Annuity Service Center, (800) 766-4683, P.O. Box 378002, Denver, Colorado 80237-8002
o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History .............................................. 2

Services ..................................................................... 2

Purchase of Securities Being Offered ......................................... 2

Underwriters ................................................................. 2

Calculation of Performance ................................................... 3

Additional Tax Information ................................................... 5

Income Payments; Net Investment Factor .......................................14

Financial Statements .........................................................15

APPENDIX A

Condensed Financial Information

Accumulation Unit Values

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each portfolio as of June 30, 1998. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


-----------------------------------------------------
                                             June 30,
Portfolios                                   1998 (a)
-----------------------------------------------------

JNL/Alliance Growth Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                            $10.54
  Accumulation units outstanding
  at the end of period                        6,046

JNL/J.P. Morgan International & Emerging
Markets Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                             $9.40
  Accumulation units outstanding
  at the end of period                        1,447

JNL/Janus Aggressive Growth Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                            $10.83
  Accumulation units outstanding
  at the end of period                       15,805

JNL/Janus Global Equities Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                            $10.47
  Accumulation units outstanding
  at the end of period                       24,678

(a) The Separate Account commenced operation on April 1, 1998. The JNL/S&P Conservative Growth Portfolio II, the JNL/S&P Moderate Growth Portfolio II, JNL/S&P Aggressive Growth Portfolio II, JNL/S&P Very Aggressive Growth Portfolio II, JNL/S&P Equity Growth Portfolio II, and JNL/S&P Equity Aggressive Growth Portfolio II commenced operations on April 13, 1998.

-----------------------------------------------------
                                             June 30,
Portfolios                                   1998 (a)
-----------------------------------------------------

JNL/PIMCO Total Return Bond Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                            $10.34
  Accumulation units outstanding
  at the end of period                       37,937

JNL/Putnam Growth Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                            $10.47
  Accumulation units outstanding
  at the end of period                       25,290

JNL/Putnam Value Equity Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                             $9.72
  Accumulation units outstanding
  at the end of the period                   48,404

JNL/S&P Conservative Growth Portfolio II
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                             $9.87
  Accumulation units outstanding
  at the end of period                      234,656

JNL/S&P Moderate Growth Portfolio II
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                             $9.88
  Accumulation units outstanding
  at the end of period                      169,132

(a) The Separate Account commenced operation on April 1, 1998. The JNL/S&P Conservative Growth Portfolio II, the JNL/S&P Moderate Growth Portfolio II, JNL/S&P Aggressive Growth Portfolio II, JNL/S&P Very Aggressive Growth Portfolio II, JNL/S&P Equity Growth Portfolio II, and JNL/S&P Equity Aggressive Growth Portfolio II commenced operations on April 13, 1998.

-----------------------------------------------------
                                             June 30,
Portfolios                                   1998 (a)
-----------------------------------------------------


JNL/S&P Aggressive Growth Portfolio II
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                             $9.82
  Accumulation units outstanding
  at the end of period                       29,898

JNL/S&P Very Aggressive Growth
Portfolio II
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                            $10.12
  Accumulation units outstanding
  at the end of period                       24,575

JNL/S&P Equity Growth Portfolio II
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                            $9.77
  Accumulation units outstanding
  at the end of period                       46,480

JNL/S&P Equity Aggressive Growth
Portfolio II
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                             $9.89
  Accumulation units outstanding
  at the end of period                       23,974

Goldman Sachs/JNL Growth & Income
Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                             $9.35
  Accumulation units outstanding
  at the end of period                       18,436

Lazard/JNL Small Cap Value Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                             $9.28
  Accumulation units outstanding
  at the end of period                        6,844

Lazard/JNL Mid Cap Value Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                             $9.26
  Accumulation units outstanding
  at the end of period                        3,762

(a) The Separate Account commenced operation on April 1, 1998. The JNL/S&P Conservative Growth Portfolio II, the JNL/S&P Moderate Growth Portfolio II, JNL/S&P Aggressive Growth Portfolio II, JNL/S&P Very Aggressive Growth Portfolio II, JNL/S&P Equity Growth Portfolio II, and JNL/S&P Equity Aggressive Growth Portfolio II commenced operations on April 13, 1998.

-----------------------------------------------------
                                             June 30,
Portfolios                                   1998 (a)
-----------------------------------------------------


PPM America/JNL Money Market Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                            $10.07
  Accumulation units outstanding
  at the end of period                       27,434

Salomon Brothers/JNL Balanced Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                             $9.87
  Accumulation units outstanding
  at the end of the period                   32,508

Salomon Brothers/JNL Global Bond Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                             $9.95
  Accumulation units outstanding
  at the end of period                       18,764

Salomon Brothers/JNL High Yield Bond
Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                            $10.01
  Accumulation units outstanding
  at the end of period                       38,012

T. Rowe Price/JNL International Equity
Investment Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                             $9.90
  Accumulation units outstanding
  at the end of period                        2,826

T. Rowe Price/JNL Mid-Cap Growth Portfolio
  Accumulation unit value:
    Beginning of period                      $10.00
    End of period                             $9.97
  Accumulation units outstanding
  at the end of period                       15,486

(a) The Separate Account commenced operation on April 1, 1998. The JNL/S&P Conservative Growth Portfolio II, the JNL/S&P Moderate Growth Portfolio II, JNL/S&P Aggressive Growth Portfolio II, JNL/S&P Very Aggressive Growth Portfolio II, JNL/S&P Equity Growth Portfolio II, and JNL/S&P Equity Aggressive Growth Portfolio II commenced operations on April 13, 1998.

114

                       STATEMENT OF ADDITIONAL INFORMATION



                                 January 4, 1999




            INDIVIDUAL DEFERRED FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT III
                   OF JACKSON NATIONAL LIFE INSURANCE COMPANY




         This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated January 4, 1999. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683.




                                TABLE OF CONTENTS
                                                                            Page

General Information and History............................................... 2
Services...................................................................... 2
Purchase of Securities Being Offered.......................................... 2
Underwriters.................................................................. 2
Calculation of Performance.................................................... 3
Additional Tax Information.................................................... 5
Income Payments; Net Investment Factor ...................................... 14
Financial Statements ........................................................ 15

General Information and History


     Jackson National Separate Account III (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National). Jackson National is a wholly-owned subsidiary of Brooke Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential Corporation plc, London, England, a insurance company in the United Kingdom.


Services

     Jackson National has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

     Jackson  National  is also the  custodian  of the  assets  of the  Separate
Account.


     PricewaterhouseCoopers LLP, 200 East Randolph Drive, Chicago, Illinois 60601, audits and reports on Jackson National's financial statements, including the financial statements of the Separate Account, and performs other professional accounting, auditing and advisory services when engaged to do so by Jackson National.


     Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.

Purchase of Securities Being Offered

     The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

Underwriters

     The contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 10877 Wilshire Boulevard, Suite 1550, Los Angeles, California 90024. JNLD is a subsidiary of Jackson National.

Calculation of Performance


     When Jackson National advertises performance for an investment portfolio (except the PPM America/JNL Money Market Portfolio), we will include quotations of standardized total return to facilitate comparison with standardized total return advertised by other variable annuity separate accounts. Standardized total return for an investment portfolio will be shown for periods beginning on the date the investment portfolio first invested in the corresponding series. We will calculate standardized total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

     Standardized total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment portfolio at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized total return reflects the deduction of the insurance charges and the contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

     The standardized total returns for each investment portfolio (except the PPM America/JNL Money Market Portfolio) for the periods indicated are as follows:

                                                                                       Date of Initial Investment
                                                                                       in Corresponding Series to
                                                                                              June 30, 1998
                                                                                              -------------

JNL/Alliance Growth Portfolio                                                                     5.33%
JNL/J.P. Morgan International & Emerging Markets Portfolio                                       -6.02%
JNL/ Janus Aggressive Growth Portfolio                                                            8.26%
JNL/ Janus Global Equities Portfolio                                                              4.67%
JNL/PIMCO Total Return Bond Portfolio                                                             3.40%
JNL/Putnam Growth Portfolio                                                                       4.70%
JNL/Putnam Value Equity Portfolio                                                                -2.78%
JNL/S&P Conservative Growth Portfolio II                                                         -1.34%
JNL/S&P Moderate Growth Portfolio II                                                             -1.24%
JNL/S&P Aggressive Growth Portfolio II                                                           -1.84%
JNL/S&P Very Aggressive Growth Portfolio II                                                       1.16%
JNL/S&P Equity Growth Portfolio II                                                               -2.33%
JNL/S&P Equity Aggressive Growth Portfolio II                                                    -1.14%
Goldman Sachs/JNL Growth & Income Portfolio                                                      -6.48%
Lazard/JNL Small Cap Value Portfolio                                                             -7.20%
Lazard/JNL Mid Cap Value Portfolio                                                               -7.36%
Salomon Brothers/JNL Balanced Portfolio                                                          -1.36%
Salomon Brothers/JNL Global Bond Portfolio                                                       -0.48%
Salomon Brothers/JNL High Yield Bond Portfolio                                                    0.09%
T. Rowe Price/JNL International Equity Investment Portfolio                                      -1.00%
T. Rowe Price/JNL Mid-Cap Growth Portfolio                                                       -0.28%

     Jackson National may also advertise non-standardized total return. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized total return. Non-standardized total return may assume a larger initial investment which more closely approximates the size of a typical contract.

     The non-standardized total returns that each investment portfolio (except the PPM America/JNL Money Market Portfolio) would have achieved if it had been invested in the corresponding series for the periods indicated, calculated in a manner similar to standardized total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge, are as follows: (NOTE: The figures below present investment performance information for the periods ended June 30, 1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for periods after June 30, 1998 may be significantly different (lower) than the numbers shown below.)

                                                                                                  Commencement of
                                                                                                   Operations of
                                                                                                   Corresponding
                                                                        One Year Period Ended    Series to June 30,
                                                                            June 30, 1998               1998
                                                                            -------------       -------------------

JNL/Alliance Growth Portfolio **                                                 N/A                   12.24%
JNL/J.P. Morgan International & Emerging Markets Portfolio **                    N/A                    1.80%
JNL/Janus Aggressive Growth Portfolio *                                         35.96%                 26.02%
JNL/Janus Global Equities Portfolio *                                           26.27%                 33.05%
JNL/PIMCO Total Return Bond Portfolio **                                         N/A                    2.79%
JNL/Putnam Growth Portfolio *                                                   35.02%                 30.53%
JNL/Putnam Value Equity Portfolio *                                             14.23%                 23.17%
JNL/S&P Conservative Growth Portfolio II ***                                     N/A                   -1.32%
JNL/S&P Moderate Growth Portfolio II ***                                         N/A                   -1.22%
JNL/S&P Aggressive Growth Portfolio II ***                                       N/A                   -1.82%
JNL/S&P Very Aggressive Growth Portfolio II ***                                  N/A                    1.18%
JNL/S&P Equity Growth Portfolio II ***                                           N/A                   -2.31%
JNL/S&P Equity Aggressive Growth Portfolio II ***                                N/A                   -1.12%
Goldman Sachs/JNL Growth & Income Portfolio **                                   N/A                   -3.08%
Lazard/JNL Small Cap Value Portfolio **                                          N/A                   -4.07%
Lazard/JNL Mid Cap Value Portfolio **                                            N/A                   -3.78%
Salomon Brothers/JNL Balanced Portfolio **                                       N/A                    1.80%
Salomon Brothers/JNL Global Bond Portfolio *                                     5.98%                  9.45%
Salomon Brothers/JNL High Yeld Bond Portfolio *                                  N/A                    0.90%
T. Rowe Price/JNL International Equity Investment Portfolio *                    2.84%                 10.24%
T. Rowe Price/JNL Mid-Cap Growth Portfolio *                                    28.00%                 26.72%

*  Corresponding series commenced operations on May 15, 1995.
**  Corresponding series commenced operations on Marh 2, 1998.
***  Corresponding series commenced operations on April 13, 1998.

     Prior to May 1, 1997, the JNL/Putnam Growth Portfolio was the JNL/Phoenix Investment Counsel Growth Portfolio and the corresponding series was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Putnam Value Equity Portfolio was the PPM America/JNL Value Equity Portfolio and the corresponding series was sub-advised by PPM America, Inc.

     Standardized total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment portfolio has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series has been in existence for longer than the investment portfolio, the non-standardized total return quotations will show the investment performance the investment portfolio would have achieved (reduced by the applicable charges) had it been held in the series for the period quoted. Standardized average annual total return is not available for periods before the investment portfolio was in existence.

     Quotations of standardized total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a series include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than original cost.


     Jackson National may advertise the current annualized yield for a 30-day period for an investment portfolio. The annualized yield of an investment portfolio refers to the income generated by the investment portfolio over a specified 30-day period. Because this yield is annualized, the yield generated by an investment portfolio during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                   a-b   6
YIELD   =       2[(---+1)  -1]
                   cd

Where:

         a        =        net  investment  income earned during the period by
                           the  Series  attributable  to  shares  owned  by  the
                           investment portfolio.
         b        =        expenses for the investment  portfolio  accrued for
                           the period (net of reimbursements).
         c        =        the  average  daily  number of  accumulation  units
                           outstanding during the period.
         d        =        the maximum offering price per accumulation unit on
                           the last day of the period.


     The yield for the 30-day period ended June 30, 1998 for each of the referenced investment portfolios is as follows:

JNL/PIMCO Total Return Bond Portfolio                            3.42%
Salomon Brothers/JNL Balanced Portfolio                          0.68%
Salomon Brothers/JNL Global Bond Portfolio                       5.80%
Salomon Brothers/JNL High Yield Bond Bond Portfolio              6.20%


     Net  investment   income  will  be  determined  in  accordance  with  rules
established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.

     Because of the charges and deductions imposed by the Separate Account, the yield for an investment portfolio will be lower than the yield for the corresponding series. The yield on amounts held in the investment portfolios normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment portfolio's actual yield will be affected by the types and quality of portfolio securities held by the series and the series operating expenses.


     Any current yield quotations of the PPM America/JNL Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Portfolio based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Portfolio's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Portfolio's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Portfolio. The PPM America/JNL Money Market Portfolio's yield and effective yield for the seven day period ended June 30, 1998 were 3.37% and 3.43%, respectively.


     The PPM America/JNL Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series' portfolio, portfolio quality and average maturity, changes in interest rates, and the series' expenses. Although the investment portfolio determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series' Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market
Portfolio nor that Portfolio's investment in the PPM America/JNL Money Market Series, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

     NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE
TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

General

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

     Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Withholding Tax on Distributions

     The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

     An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more); and (2) minimum distributions required to be made under the Code. Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

     Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

     Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in recipient's gross income.

Diversification -- Separate Account Investments

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     The Treasury Department has issued Regulations establishing diversification requirements for the investment portfolios underlying variable contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     Jackson National intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the Separate Account.

     Due to the uncertainty in this area, Jackson National reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

     The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

Contracts Owned by Other than Natural Persons

     Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

Tax Treatment of Assignments

     An assignment or pledge of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.

Qualified Plans

     The contracts offered by the Prospectus are designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

Tax Treatment of Withdrawals

Non-Qualified Plans
-------------------

     Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate Premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

Qualified Plans
---------------


     In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.


     The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (8) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

     Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) qualified plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

     The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

     Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

     Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Qualified Plans

     The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

     Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this Prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified plan contracts.

         (a) H.R. 10 Plans

                  Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Tax-Sheltered Annuities

                  Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)
         (3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Individual Retirement Annuities

                  Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (d) Corporate Pension and Profit-Sharing Plans

                  Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Non-Qualified Deferred Compensation Plans -- Section 457

                  Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be included in the employees' gross income until distributed from the plan.

         (f) Roth IRAs


                  Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

                  Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.


                  Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with the tax year 1998. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Income Payments; Net Investment Factor

     See "Income Payments (The Income Phase)" in the Prospectus.

     The net investment factor is an index applied to measure the net investment performance of an investment portfolio from one valuation date to the next. Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

     The net investment factor for any investment portfolio for any valuation period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a)      is the net result of:

                  (1) the net asset value of a series share held in the investment portfolio determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the series if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment portfolio (no federal income taxes are applicable under present law );

         (b) is the net asset value of the series share held in the investment portfolio determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the charges for assuming the mortality and expense risks and the administration charge.

                      Jackson National Separate Account III



                                    [GRAPHIC](R)














                              Financial Statements

                              For the Period Ended
                                 June 30, 1998

                    Jackson National Separate Account - III

                Statement of Assets and Liabilities (Unaudited)
                                 June 30, 1998



                                                                                        Portfolios
                                                    --------------------------------------------------------------------------------
                                                                                                  JNL/JPM     JNL/PIMCO
                                                           JNL           JNL          JNL/  International         Total
                                                    Aggressive        Global      Alliance     & Emerging        Return   JNL/Putnam
                                                        Growth      Equities        Growth        Markets          Bond       Growth
                                                    ----------      --------      --------  -------------     ---------   ----------

Assets:

Investments in JNL Series Trust,
at market value
 (See Schedule of Investments) .................      $171,141      $258,363      $ 63,698      $ 13,602      $392,348      $264,849
Due from Jackson National Life
Insurance Company ..............................          --            --            --            --            --           3,000
Receivable for investments sold ................             7            11             3             1            16            11
                                                      --------      --------      --------      --------      --------      --------
Total Assets ...................................       171,148       258,374        63,701        13,603       392,364       267,860


Liabilities:

Payable for investments purchased ..............          --            --            --            --            --           3,000
Due to Jackson National Life
Insurance Company ..............................             7            11             3             1            16            11
                                                      --------      --------      --------      --------      --------      --------
Total Liabilities ..............................             7            11             3             1            16         3,011
                                                      --------      --------      --------      --------      --------      --------


Net Assets .....................................      $171,141      $258,363      $ 63,698      $ 13,602      $392,348      $264,849
                                                      ========      ========      ========      ========      ========      ========

Total Net Assets Represented by:
Number of units outstanding ...................        15,805        24,678         6,046         1,447        37,937        25,290
                                                      ========      ========      ========      ========      ========      ========
Unit value (net assets divided by
units outstanding) .............................      $  10.83      $  10.47      $  10.54      $   9.40      $  10.34      $  10.47
                                                      ========      ========      ========      ========      ========      ========




                See accompanying notes to financial statements.

                    Jackson National Separate Account - III

                                 June 30, 1998



                                                                                          Portfolios
                                                    --------------------------------------------------------------------------------
                                                                     Goldman                                       PPM
                                                    JNL/Putnam     Sachs/JNL    Lazard/JNL     Lazard/JNL  America/JNL       Salomon
                                                         Value      Growth &     Small Cap        Mid Cap        Money  Brothers/JNL
                                                        Equity        Income         Value          Value       Market      Balanced
                                                    ----------     ---------    ----------     ----------  ------------ ------------

Assets:

Investments in JNL Series Trust,
at market value
 (See Schedule of Investments) .................      $470,693      $172,448      $ 63,520      $ 34,854      $276,324      $320,715
Due from Jackson National Life
Insurance Company ..............................          --          15,000          --           3,000          --          12,000
Receivable for investments sold ................            19             6             3             1            11            13
                                                      --------      --------      --------      --------      --------      --------
Total Assets ...................................       470,712       187,454        63,523        37,855       276,335       332,728


Liabilities:

Payable for investments purchased ..............          --          15,000          --           3,000          --          12,000
Due to Jackson National Life
Insurance Company ..............................            19             6             3             1            11            13
                                                      --------      --------      --------      --------      --------      --------
Total Liabilities ..............................            19        15,006             3         3,001            11        12,013
                                                      --------      --------      --------      --------      --------      --------


Net Assets .....................................      $470,693      $172,448      $ 63,520      $ 34,854      $276,324      $320,715
                                                      ========      ========      ========      ========      ========      ========

Total Net Assets Represented by:
Number of units outstanding ....................        48,404        18,436         6,844         3,762        27,436        32,508
                                                      ========      ========      ========      ========      ========      ========
Unit value (net assets divided by
units outstanding) .............................      $   9.72      $   9.35      $   9.28      $   9.26      $  10.07      $   9.87
                                                      ========      ========      ========      ========      ========      ========




                See accompanying notes to financial statements.

                    Jackson National Separate Account - III

                                 June 30, 1998


                                                                                             Portfolios
                                                               ---------------------------------------------------------------------
                                                                                                          T. Rowe
                                                                                       Salomon          Price/JNL            T. Rowe
                                                                    Salomon       Brothers/JNL      International          Price/JNL
                                                               Brothers/JNL         High Yield             Equity            Mid-Cap
                                                                Global Bond               Bond         Investment             Growth
                                                               ------------       ------------      -------------          ---------

Assets:

Investments in JNL Series Trust,
at market value
 (See Schedule of Investments) .........................           $186,780           $380,541           $ 27,986           $154,461
Due from Jackson National Life
Insurance Company ......................................             18,000              6,000               --                3,000
Receivable for investments sold ........................                  7                 15                  1                  6
                                                                   --------           --------           --------           --------
Total Assets ...........................................            204,787            386,556             27,987            157,467


Liabilities:

Payable for investments purchased ......................             18,000              6,000               --                3,000
Due to Jackson National Life
Insurance Company ......................................                  7                 15                  1                  6
                                                                   --------           --------           --------           --------
Total Liabilities ......................................             18,007              6,015                  1              3,006
                                                                   --------           --------           --------           --------


Net Assets .............................................           $186,780           $380,541           $ 27,986           $154,461
                                                                   ========           ========           ========           ========

Total Net Assets Represented by:
Number of units outstanding ............................             18,764             38,012              2,826             15,486
                                                                   ========           ========           ========           ========
Unit value (net assets divided by
units outstanding) .....................................           $   9.95           $  10.01           $   9.90           $   9.97
                                                                   ========           ========           ========           ========




                See accompanying notes to financial statements.

                    Jackson National Separate Account - III

                                 June 30, 1998


                                                                                   Portfolios
                                             ---------------------------------------------------------------------------------------
                                                                                               JNL/S&P                       JNL/S&P
                                                  JNL/S&P        JNL/S&P        JNL/S&P           Very       JNL/S&P          Equity
                                             Conservative       Moderate     Aggressive     Aggressive        Equity      Aggressive
                                                Growth II      Growth II      Growth II      Growth II     Growth II       Growth II
                                             ------------      ---------     ----------     ----------     ---------      ----------

Assets:

Investments in JNL Series Trust,
at market value
 (See Schedule of Investments) ...........     $2,315,657     $1,670,732     $  293,558     $  248,638     $  454,044     $  237,059
Due from Jackson National Life
Insurance Company ........................           --             --             --             --             --             --
Receivable for investments sold ..........             95             69             12             10             19             10
                                               ----------     ----------     ----------     ----------     ----------     ----------
Total Assets .............................      2,315,752      1,670,801        293,570        248,648        454,063        237,069


Liabilities:

Payable for investments purchased ........           --             --             --             --             --             --
Due to Jackson National Life
Insurance Company ........................             95             69             12             10             19             10
                                               ----------     ----------     ----------     ----------     ----------     ----------
Total Liabilities ........................             95             69             12             10             19             10
                                               ----------     ----------     ----------     ----------     ----------     ----------


Net Assets ...............................     $2,315,657     $1,670,732     $  293,558     $  248,638     $  454,044     $  237,059
                                               ==========     ==========     ==========     ==========     ==========     ==========

Total Net Assets Represented by:
Number of units outstanding ..............        234,656        169,132         29,898         24,575         46,480         23,974
                                               ==========     ==========     ==========     ==========     ==========     ==========
Unit value (net assets divided by
units outstanding) .......................     $     9.87     $     9.88     $     9.82     $    10.12     $     9.77     $     9.89
                                               ==========     ==========     ==========     ==========     ==========     ==========




                See accompanying notes to financial statements.

                    Jackson National Separate Account - III

                      Statement of Operations (Unaudited)
For the period from April 1, 1998 (commencement of operations) to June 30, 1998

                                                                                         Portfolios
                                                     -------------------------------------------------------------------------------
                                                                                                  JNL/JPM    JNL/PIMCO
                                                            JNL           JNL          JNL/  International       Total
                                                     Aggressive        Global      Alliance     & Emerging      Return    JNL/Putnam
                                                         Growth      Equities        Growth        Markets        Bond        Growth
                                                     ----------      --------      --------  -------------   ---------    ----------

Net realized gain from sales
of investments:

Proceeds from sales ..............................     $  4,798      $ 19,885      $    322     $  2,042      $    826     $ 13,102
Cost of investments sold .........................        4,822        19,983           322        2,158           818       13,308
                                                       --------      --------      --------     --------      --------     --------
Net realized gain from sales
of investments ...................................          (24)          (98)         --           (116)            8         (206)


Net unrealized gain on investments:

Unrealized gain beginning of year ................         --            --            --           --            --           --
Unrealized gain end of year ......................       10,881         8,178         3,780          (45)        4,341       11,793
                                                       --------      --------      --------     --------      --------     --------
Net unrealized gain (loss)
   on investments ................................       10,881         8,178         3,780          (45)        4,341       11,793
                                                       --------      --------      --------     --------      --------     --------


Net gain on investments ..........................       10,857         8,080         3,780         (161)        4,349       11,587


Expenses:

Administrative charge ............................           17            29             7            2            36           23
Mortality and expense charge .....................          151           260            68           17           322          205
                                                       --------      --------      --------     --------      --------     --------

Total Expenses ...................................          168           289            75           19           358          228
                                                       --------      --------      --------     --------      --------     --------

Increase (decrease) in net assets
resulting from operations ........................     $ 10,689      $  7,791      $  3,705     $   (180)     $  3,991     $ 11,359
                                                       ========      ========      ========     ========      ========     ========




                See accompanying notes to financial statements.

                   Jackson National Separate Account - III

For the period from April 1, 1998 (commencement of operations) to June 30, 1998


                                                                                         Portfolios
                                                    --------------------------------------------------------------------------------
                                                                     Goldman                                       PPM
                                                    JNL/Putnam     Sachs/JNL    Lazard/JNL     Lazard/JNL  America/JNL       Salomon
                                                         Value      Growth &     Small Cap        Mid Cap        Money  Brothers/JNL
                                                        Equity        Income         Value          Value       Market      Balanced
                                                    ----------     ---------    ----------     ----------  ------------ ------------

Net realized gain from sales
of investments:

Proceeds from sales .............................     $ 15,109      $ 12,341      $  1,316      $  9,058      $ 14,764     $  9,486
Cost of investments sold ........................       15,567        12,724         1,365         9,602        14,764        9,548
                                                      --------      --------      --------      --------      --------     --------
Net realized gain from sales
of investments ..................................         (458)         (383)          (49)         (544)         --            (62)


Net unrealized gain on investments:

Unrealized gain beginning of year ...............         --            --            --            --            --           --
Unrealized gain end of year .....................          605           522          (994)         (690)        1,300         (541)
                                                      --------      --------      --------      --------      --------     --------
Net unrealized gain (loss)
   on investments ...............................          605           522          (994)         (690)        1,300         (541)
                                                      --------      --------      --------      --------      --------     --------


Net gain on investments .........................          147           139        (1,043)       (1,234)        1,300         (603)


Expenses:

Administrative charge ...........................           41            17             8             5            40           35
Mortality and expense charge ....................          368           155            71            40           364          316
                                                      --------      --------      --------      --------      --------     --------

Total Expenses ..................................          409           172            79            45           404          351
                                                      --------      --------      --------      --------      --------     --------

Increase (decrease) in net assets
resulting from operations .......................     $   (262)     $    (33)     $ (1,122)     $ (1,279)     $    896     $   (954)
                                                      ========      ========      ========      ========      ========     ========




                See accompanying notes to financial statements.

                   Jackson National Separate Account - III

For the period from April 1, 1998 (commencement of operations) to June 30, 1998


                                                                                             Portfolios
                                                               ---------------------------------------------------------------------
                                                                                                          T. Rowe
                                                                                       Salomon          Price/JNL            T. Rowe
                                                                    Salomon       Brothers/JNL      International          Price/JNL
                                                               Brothers/JNL         High Yield             Equity            Mid-Cap
                                                                Global Bond               Bond         Investment             Growth
                                                               ------------       ------------      -------------          ---------

Net realized gain from sales
of investments:

Proceeds from sales ..................................           $    432            $  4,267           $     83           $ 11,298
Cost of investments sold .............................                431               4,259                 83             11,526
                                                                 --------            --------           --------           --------
Net realized gain from sales
of investments .......................................                  1                   8               --                 (228)


Net unrealized gain on investments:

Unrealized gain beginning of year ....................               --                  --                 --                 --
Unrealized gain end of year ..........................                (66)              1,227                486              5,946
                                                                 --------            --------           --------           --------
Net unrealized gain (loss)
   on investments ....................................                (66)              1,227                486              5,946
                                                                 --------            --------           --------           --------


Net gain on investments ..............................                (65)              1,235                486              5,718


Expenses:

Administrative charge ................................                 18                  34                  1                 15
Mortality and expense charge .........................                164                 308                 13                133
                                                                 --------            --------           --------           --------

Total Expenses .......................................                182                 342                 14                148
                                                                 --------            --------           --------           --------

Increase (decrease) in net assets
resulting from operations ............................           $   (247)           $    893           $    472           $  5,570
                                                                 ========            ========           ========           ========




                See accompanying notes to financial statements.

                   Jackson National Separate Account - III

For the period from April 1, 1998 (commencement of operations) to June 30, 1998

                                                                                   Portfolios
                                             ---------------------------------------------------------------------------------------
                                                                                               JNL/S&P                       JNL/S&P
                                                  JNL/S&P        JNL/S&P        JNL/S&P           Very       JNL/S&P          Equity
                                             Conservative       Moderate     Aggressive     Aggressive        Equity      Aggressive
                                               Growth II*     Growth II*     Growth II*     Growth II*    Growth II*      Growth II*
                                             ------------     ----------     ----------     ----------    ----------      ----------

Net realized gain from sales
of investments:

Proceeds from sales ............................     $ 44,519      $ 27,066      $  4,597      $  4,440      $  5,779      $  5,419
Cost of investments sold .......................       44,960        27,405         4,680         4,501         5,846         5,496
                                                     --------      --------      --------      --------      --------      --------
Net realized gain from sales
of investments .................................         (441)         (339)          (83)          (61)          (67)          (77)


Net unrealized gain on investments:

Unrealized gain beginning of year ..............         --            --            --            --            --            --
Unrealized gain end of year ....................      (19,096)       (6,486)       (1,281)        4,323        (1,038)         (820)
                                                     --------      --------      --------      --------      --------      --------
Net unrealized gain (loss)
   on investments ..............................      (19,096)       (6,486)       (1,281)        4,323        (1,038)         (820)
                                                     --------      --------      --------      --------      --------      --------


Net gain on investments ........................      (19,537)       (6,825)       (1,364)        4,262        (1,105)         (897)


Expenses:

Administrative charge ..........................          684           446            74            70            85            69
Mortality and expense charge ...................        6,154         4,017           668           627           769           621
                                                     --------      --------      --------      --------      --------      --------

Total Expenses .................................        6,838         4,463           742           697           854           690
                                                     --------      --------      --------      --------      --------      --------

Increase (decrease) in net assets
resulting from operations ......................     $(26,375)     $(11,288)     $ (2,106)     $  3,565      $ (1,959)     $ (1,587)
                                                     ========      ========      ========      ========      ========      ========


----------
*period from April 13, 1998 (commencement of operations) to June 30, 1998.




                See accompanying notes to financial statements.

                    Jackson National Separate Account - III

                Statements of Changes in Net Assets (Unaudited)
For the period from April 1, 1998 (commencement of operations) to June 30, 1998



                                                                                        Portfolios
                                                    --------------------------------------------------------------------------------
                                                                                                  JNL/JPM     JNL/PIMCO
                                                           JNL           JNL          JNL/  International         Total
                                                    Aggressive        Global      Alliance     & Emerging        Return   JNL/Putnam
                                                        Growth      Equities        Growth        Markets          Bond       Growth
                                                    ----------      --------      --------  -------------     ---------   ----------

Operations:

Net realized gain from sales
of investments .................................    $     (24)    $     (98)    $    --       $    (116)    $       8     $    (206)
Net unrealized gain on investments .............       10,881         8,178         3,780           (45)        4,341        11,793
Administrative charge ..........................          (17)          (29)           (7)           (2)          (36)          (23)
Mortality and expense charge ...................         (151)         (260)          (68)          (17)         (322)         (205)
                                                    ---------     ---------     ---------     ---------     ---------     ---------

Increase in net assets resulting
from operations ................................       10,689         7,791         3,705          (180)        3,991        11,359


Net deposits into Separate Account
(Note 6) .......................................      160,452       250,572        59,993        13,782       388,357       253,490
                                                    ---------     ---------     ---------     ---------     ---------     ---------

Increase in net assets .........................      171,141       258,363        63,698        13,602       392,348       264,849


Net Assets:

Beginning of period ............................         --            --            --            --            --            --
                                                    ---------     ---------     ---------     ---------     ---------     ---------

End of period ..................................    $ 171,141     $ 258,363     $  63,698     $  13,602     $ 392,348     $ 264,849
                                                    =========     =========     =========     =========     =========     =========




                See accompanying notes to financial statements.

                    Jackson National Separate Account - III

For the period from April 1, 1998 (commencement of operations) to June 30, 1998



                                                                                          Portfolios
                                                    --------------------------------------------------------------------------------
                                                                     Goldman                                       PPM
                                                    JNL/Putnam     Sachs/JNL    Lazard/JNL     Lazard/JNL  America/JNL       Salomon
                                                         Value      Growth &     Small Cap        Mid Cap        Money  Brothers/JNL
                                                        Equity        Income         Value          Value       Market      Balanced
                                                    ----------     ---------    ----------     ----------  ------------ ------------

Operations:

Net realized gain from sales
of investments .................................    $    (458)    $    (383)    $     (49)    $    (544)    $    --       $     (62)
Net unrealized gain on investments .............          605           522          (994)         (690)        1,300          (541)
Administrative charge ..........................          (41)          (17)           (8)           (5)          (40)          (35)
Mortality and expense charge ...................         (368)         (155)          (71)          (40)         (364)         (316)
                                                    ---------     ---------     ---------     ---------     ---------     ---------

Increase in net assets resulting
from operations ................................         (262)          (33)       (1,122)       (1,279)          896          (954)


Net deposits into Separate Account
(Note 6) .......................................      470,955       172,481        64,642        36,133       275,428       321,669
                                                    ---------     ---------     ---------     ---------     ---------     ---------

Increase in net assets .........................      470,693       172,448        63,520        34,854       276,324       320,715


Net Assets:

Beginning of period ............................         --            --            --            --            --            --
                                                    ---------     ---------     ---------     ---------     ---------     ---------

End of period ..................................    $ 470,693     $ 172,448     $  63,520     $  34,854     $ 276,324     $ 320,715
                                                    =========     =========     =========     =========     =========     =========


                                                          Portfolios
                                                 ------------------------------
                                                                        Salomon
                                                      Salomon      Brothers/JNL
                                                 Brothers/JNL        High Yield
                                                  Global Bond              Bond
                                                 ------------      ------------

Operations:

Net realized gain from sales
of investments ...............................       $       1        $       8
Net unrealized gain on investments ...........             (66)           1,227
Administrative charge ........................             (18)             (34)
Mortality and expense charge .................            (164)            (308)

Increase in net assets resulting
from operations ..............................            (247)             893


Net deposits into Separate Account
(Note 6) .....................................         187,027          379,648

Increase in net assets .......................         186,780          380,541


Net Assets:

Beginning of period ..........................            --               --

End of period ................................       $ 186,780        $ 380,541




                See accompanying notes to financial statements.

                    Jackson National Separate Account - III

For the period from April 1, 1998 (commencement of operations) to June 30, 1998


                                                                                    Portfolios
                                            ----------------------------------------------------------------------------------------
                                                  T. Rowe
                                                Price/JNL        T. Rowe                                                     JNL/S&P
                                            International      Price/JNL         JNL/S&P        JNL/S&P       JNL/S&P           Very
                                                   Equity        Mid-Cap    Conservative       Moderate    Aggressive     Aggressive
                                               Investment         Growth      Growth II*     Growth II*    Growth II*     Growth II*
                                            -------------      ---------    ------------     ----------    ----------     ----------

Operations:

Net realized gain from sales
of investments ...........................   $      --      $      (228)   $      (441)   $      (339)   $       (83)   $       (61)
Net unrealized gain on investments .......           486          5,946        (19,096)        (6,486)        (1,281)         4,323
Administrative charge ....................            (1)           (15)          (684)          (446)           (74)           (70)
Mortality and expense charge .............           (13)          (133)        (6,154)        (4,017)          (668)          (627)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase in net assets resulting
from operations ..........................           472          5,570        (26,375)       (11,288)        (2,106)         3,565


Net deposits into Separate Account
(Note 6) .................................        27,514        148,891      2,342,032      1,682,020        295,664        245,073
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase in net assets ...................        27,986        154,461      2,315,657      1,670,732        293,558        248,638


Net Assets:

Beginning of period ......................          --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

End of period ............................   $    27,986    $   154,461    $ 2,315,657    $ 1,670,732    $   293,558    $   248,638
                                             ===========    ===========    ===========    ===========    ===========    ===========

----------
*Period from April 13, 1998 (commencement of operations) to June 30, 1998.




                See accompanying notes to financial statements.

                    Jackson National Separate Account - III

For the period from April 1, 1998 (commencement of operations) to June 30, 1998


                                                             Portfolios
                                                    ----------------------------
                                                                         JNL/S&P
                                                       JNL/S&P            Equity
                                                        Equity        Aggressive
                                                    Growth II*        Growth II*
                                                    ----------        ----------

Operations:

Net realized gain from sales
of investments ...............................       $     (67)       $     (77)
Net unrealized gain (loss)
on investments ...............................          (1,038)            (820)
Administrative charge ........................             (85)             (69)
Mortality and expense charge .................            (769)            (621)
                                                     ---------        ---------

Increase (decrease) in net assets
resulting from operations ....................          (1,959)          (1,587)


Net deposits into Separate Account
(Note 6) .....................................         456,003          238,646
                                                     ---------        ---------

Increase in net assets .......................         454,044          237,059


Net Assets:

Beginning of period ..........................            --               --
                                                     ---------        ---------

End of period ................................       $ 454,044        $ 237,059
                                                     =========        =========


----------
*Period from April 13, 1998 (commencement of operations) to June 30, 1998.




                See accompanying notes to financial statements.

                     Jackson National Separate Account - III

                       Schedule of Investments (Unaudited)
                                  June 30, 1998


                                                                              Number                           Market
JNL Series Trust                                                            of Shares          Cost             Value
----------------                                                         --------------- ---------------- ----------------


JNL Aggressive Growth.............................................             9,060         $160,260         $171,141

JNL Global Equities...............................................            11,664          250,185          258,363

JNL/Alliance Growth...............................................             5,647           59,918           63,698

JNL/JPM International & Emerging Markets..........................             1,330           13,647           13,602

JNL/PIMCO Total Return Bond.......................................            37,981          388,007          392,348

JNL/Putnam Growth.................................................            12,709          253,056          264,849

JNL/Putnam Value Equity...........................................            25,820          470,088          470,693

Goldman Sachs/JNL Growth & Income.................................            17,705          171,926          172,448

Lazard/JNL Small Cap Value........................................             6,589           64,514           63,520

Lazard/JNL Mid Cap Value..........................................             3,604           35,544           34,854

PPM America/JNL Money Market......................................           276,324          275,024          276,324

Salomon Brothers/JNL Balanced.....................................            31,350          321,256          320,715

Salomon Brothers/JNL Global Bond..................................            16,384          186,846          186,780

Salomon Brothers/JNL High Yield Bond..............................            37,529          379,314          380,541

T. Rowe Price/JNL International Equity Investment.................             2,040           27,500           27,986

T. Rowe Price/JNL Mid-Cap Growth..................................             7,624          148,515          154,461

JNL/S&P Conservative Growth II....................................           233,905        2,334,753        2,315,657

JNL/S&P Moderate Growth II........................................           168,591        1,677,218        1,670,732

JNL/S&P Aggressive Growth II......................................            29,803          294,839          293,558

JNL/S&P Very Aggressive Growth II.................................            24,496          244,315          248,638

JNL/S&P Equity Growth II..........................................            46,331          455,082          454,044

JNL/S&P Equity Aggressive Growth II...............................            23,897          237,879          237,059




                See accompanying notes to financial statements.

                     Jackson National Separate Account - III

                    Notes to Financial Statements (Unaudited)
                                  June 30, 1998


Note 1 - Organization
---------------------

         Jackson National Life Insurance Company ("JNL") established Jackson National Separate Account - III (the "Separate Account") on October 23, 1997. The Separate Account commenced operations on April 1, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by JNL. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains twenty-two Portfolios, each of which invests in the following series of the JNL Series Trust:

                    JNL Aggressive Growth Series
                    JNL Global Equities Series
                    JNL/Alliance Growth Series
                    JNL/JPM International & Emerging Markets Series JNL/PIMCO Total Return Bond Series
                    JNL/Putnam Growth Series
                    JNL/Putnam Value Equity Series
                    Goldman Sachs/JNL Growth & Income Series
                    Lazard/JNL Small Cap Value Series
                    Lazard/JNL Mid Cap Value Series
                    PPM America/JNL Money Market Series
                    Salomon Brothers/JNL Balanced Series
                    Salomon Brothers/JNL Global Bond Series
                    Salomon Brothers/JNL High Yield Bond Series
                    T. Rowe Price/JNL International Equity Investment Series
                    T. Rowe Price/JNL Mid-Cap Growth Series
                    JNL/S&P Conservative Growth Series II
                    JNL/S&P Moderate Growth Series II
                    JNL/S&P Aggressive Growth Series II
                    JNL/S&P Very Aggressive Growth Series II
                    JNL/S&P Equity Growth Series II
                    JNL/S&P Equity Aggressive Growth Series II

Note 2 - Significant Accounting Policies
----------------------------------------

         The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

                     Jackson National Separate Account - III

Note 2 - Significant Accounting Policies (continued)
----------------------------------------------------

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Investments
         -----------

                  The Separate Account's investments in the series of the JNL Series Trust are stated at the net asset values of the respective series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Fund share transactions are recorded on trade date (same as settlement date). The series follow the accounting practice known as consent dividending, whereby all of its net investment income and realized gains are treated as being distributed to the Separate Account and are immediately reinvested in the series.

         Federal Income Taxes
         --------------------

                  The operations of the Separate Account are included in the federal income tax return of JNL, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. JNL anticipates no tax liability resulting from the operations of the Separate Account. Therefore, no federal income tax has been provided.

Note 3 - Policy Charges
-----------------------

         Charges are deducted from the Separate Account to compensate JNL for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contract.

         Contract Maintenance Charge
         ---------------------------

         An annual contract maintenance charge of $50 is charged against each contract to reimburse JNL for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs on or prior to the annuity date. The charge is deducted by redeeming units. For the period ended June 30,1998, no contract maintenance charges were assessed.

                     Jackson National Separate Account - III

Note 3 - Policy Charges (continued)
-----------------------------------

         Transfer Fee Charge
         -------------------

                  A transfer fee of $25 will apply to transfers in excess of 15 transfers in a contract year. JNL may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.

                  This fee will be deducted from contract values which remain in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended June 30, 1998, no transfer fees were assessed.

         Administration Charge
         ---------------------

                  JNL deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse JNL for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

         Mortality and Expense Charge
         ----------------------------

                  A daily charge is made for the mortality and expense risks assumed by JNL. JNL deducts a daily charge from the assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by JNL is that the insured may receive benefits greater than those anticipated by JNL. The expense risk assumed by JNL is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

                     Jackson National Separate Account - III

Note 4 - Purchases and Sales of Investments
-------------------------------------------

         For the period ended June 30, 1998, purchases and proceeds from sales of investments in the JNL Series Trust are as follows:

                                                                                            Proceeds
JNL Series Trust                                                           Purchases       from Sales
----------------                                                         ---------------- ----------------


JNL Aggressive Growth..................................................       $165,082           $4,798

JNL Global Equities....................................................        270,168           19,885

JNL/Alliance Growth....................................................         60,240              322

JNL/JPM International & Emerging Markets...............................         15,805            2,042

JNL/PIMCO Total Return Bond............................................        388,825              826

JNL/Putnam Growth......................................................        266,364           13,102

JNL/Putnam Value Equity................................................        485,655           15,109

Goldman Sachs/JNL Growth & Income......................................        184,650           12,341

Lazard/JNL Small Cap Value.............................................         65,879            1,316

Lazard/JNL Mid Cap Value...............................................         45,146            9,058

PPM America/JNL Money Market...........................................        289,788           14,764

Salomon Brothers/JNL Balanced..........................................        330,804            9,486

Salomon Brothers/JNL Global Bond.......................................        187,277              432

Salomon Brothers/JNL High Yield Bond...................................        383,573            4,267

T. Rowe Price/JNL International Equity Investment......................         27,583               83

T. Rowe Price/JNL Mid-Cap Growth.......................................        160,041           11,298

JNL/S&P Conservative Growth II.........................................      2,379,713           44,519

JNL/S&P Moderate Growth II.............................................      1,704,623           27,066

JNL/S&P Aggressive Growth II...........................................        299,519            4,597

JNL/S&P Very Aggressive Growth II......................................        248,816            4,440

JNL/S&P Equity Growth II...............................................        460,928            5,779

JNL/S&P Equity Aggressive Growth II....................................        243,375            5,419

                     Jackson National Separate Account - III

Note 5 -  Accumulation of Unit Activity

     The following is a reconciliation of unit activity for the period ended June 30, 1998:

                                          Units                                   Units
                                       Outstanding      Units        Units     Outstanding
Portfolio:                              at 3/31/98     Issued      Redeemed    at 6/30/98
----------                              ----------     ------      --------    ----------


JNL Aggressive Growth...............           -        16,270        (465)       15,805

JNL Global Equities.................           -        26,626      (1,948)       24,678

JNL/Alliance Growth.................           -         6,071         (25)        6,046

JNL/JPM International & Emerging
Markets.............................           -         1,672        (225)        1,447

JNL/PIMCO Total Return Bond.........           -        37,983         (46)       37,937

JNL/Putnam Growth...................           -        26,615      (1,325)       25,290

JNL/Putnam Value Equity.............           -        49,930      (1,526)       48,404

Goldman Sachs/JNL Growth & Income...           -        19,769      (1,333)       18,436

Lazard/JNL Small Cap Value..........           -         6,976        (132)        6,844

Lazard/JNL Mid Cap Value............           -         4,716        (954)        3,762

PPM America/JNL Money Market........           -        28,865      (1,429)       27,436

Salomon Brothers/JNL Balanced.......           -        33,431        (923)       32,508

Salomon Brothers/JNL Global Bond....           -        18,789         (25)       18,764

Salomon Brothers/JNL High Yield Bond           -        38,405        (393)       38,012

T. Rowe Price/JNL International
Equity Investment...................           -         2,833          (7)        2,826

T. Rowe Price/JNL Mid-Cap Growth....           -        16,663      (1,177)       15,486

JNL/S&P Conservative Growth II......           -       238,468      (3,812)      234,656

JNL/S&P Moderate Growth II..........           -       171,428      (2,296)      169,132

JNL/S&P Aggressive Growth II........           -        30,292        (394)       29,898

JNL/S&P Very Aggressive Growth II...           -        24,956        (381)       24,575

JNL/S&P Equity Growth II............           -        46,980        (500)       46,480

JNL/S&P Equity Aggressive Growth II.           -        24,454        (480)       23,974

                     Jackson National Separate Account - III

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account
---------------------------------------------------------------------------

         Deposits into the Separate Account purchase shares of the JNL Series Trust. Net deposits represent the amounts available for investment in such shares after the deduction of applicable policy charges. The following is a summary of net deposits made for the period ended June 30, 1998:


                                                                                         JNL/JPM        JNL/PIMCO
                                           JNL             JNL                         International      Total
                                        Aggressive        Global       JNL/Alliance     & Emerging       Return        JNL/Putnam
                                          Growth         Equities         Growth         Markets          Bond           Growth
                                       -------------   -------------   -------------   -------------  --------------  -------------

                                        Period from     Period from    Period from     Period from     Period from    Period from
                                         April 1,         April 1,       April 1,        April 1,        April 1,       April 1,
                                           1998*           1998*          1998*           1998*           1998*          1998*
                                            to               to             to              to              to             to
                                         June 30,        June 30,       June 30,        June 30,        June 30,       June 30,
                                           1998            1998           1998            1998            1998           1998
                                       --------------   -------------  -------------   -------------   -------------  -------------

Proceeds from units issued..........   $  163,874       $  268,917     $   47,550      $    5,222      $  388,825     $  253,990
Value of units redeemed.............          (144)            (275)          (246)              -            (263)          (246)
Transfers between funds and
   general account..................        (3,278)         (18,070)        12,689           8,560            (205)          (254)
                                       --------------   -------------  -------------   -------------   -------------  -------------

Total gross deposits net of
   transfers to general account.....       160,452          250,572         59,993          13,782         388,357        253,490

Deductions:
Policyholder charges................             -                -              -               -               -              -
                                       --------------   -------------  -------------   -------------   -------------  -------------


Net deposits from policyholders.....   $   160,452      $   250,572    $    59,993     $    13,782     $   388,357    $   253,490
                                       ==============   =============  =============   =============   =============  =============

-------------------------------------
*Commencement of operations.

                     Jackson National Separate Account - III

Note 6 - Reconciliation of Gross and Net Deposits
         into the Separate Account (continued)
-------------------------------------------------



                                                         Goldman                                           PPM
                                        JNL/Putnam      Sachs/JNL       Lazard/JNL      Lazard/JNL     America/JNL      Salomon
                                          Value          Growth &       Small Cap        Mid Cap          Money       Brothers/JNL
                                          Equity          Income          Value           Value          Market         Balanced
                                       -------------   -------------   -------------   -------------  --------------  -------------

                                       Period from     Period from     Period from     Period from     Period from    Period from
                                         April 1,        April 1,        April 1,        April 1,       April 1,        April 1,
                                          1998*           1998*           1998*           1998*           1998*          1998*
                                            to              to              to              to             to              to
                                        June 30,        June 30,        June 30,        June 30,        June 30,       June 30,
                                          1998            1998            1998            1998            1998           1998
                                       -------------   -------------   -------------   -------------  --------------  -------------

Proceeds from units issued..........   $   474,014     $   173,056     $    57,885     $    43,361    $   289,787     $   330,812
Value of units redeemed.............        (1,116)           (613)           (121)           (649)             -             (90)
Transfers between funds and
   general account..................        (1,943)             38           6,878          (6,579)       (14,359)         (9,053)
                                       -------------   -------------   -------------   -------------  --------------  -------------

Total gross deposits net of
   transfers to general account.....       470,955         172,481          64,642          36,133        275,428         321,669

Deductions:
Policyholder charges................             -               -               -               -              -               -
                                       -------------   -------------   -------------   -------------  --------------  -------------


Net deposits from policyholders.....   $   470,955     $   172,481     $    64,642     $    36,133    $   275,428     $   321,669
                                       =============   =============   =============   =============  ==============  =============


-------------------------------------
*Commencement of operations.

                     Jackson National Separate Account - III

Note 6 - Reconciliation of Gross and Net Deposits
         into the Separate Account (continued)
-------------------------------------------------


                                                                         T. Rowe
                                          Salomon         Salomon       Price/JNL        T. Rowe
                                       Brothers/JNL    Brothers/JNL    International    Price/JNL         JNL/S&P         JNL/S&P
                                          Global        High Yield        Equity         Mid-Cap       Conservative       Moderate
                                           Bond            Bond         Investment        Growth         Growth II       Growth II
                                       --------------  --------------  -------------   -------------   -----------------------------

                                        Period from     Period from    Period from     Period from      Period from     Period from
                                         April 1,        April 1,        April 1,        April 1,        April 13,       April 13,
                                           1998*           1998*          1998*           1998*            1998*           1998*
                                            to              to              to              to              to               to
                                         June 30,        June 30,       June 30,        June 30,         June 30,        June 30,
                                           1998            1998           1998            1998             1998            1998
                                       --------------  --------------  -------------   -------------   --------------  -------------
Proceeds from units issued..........   $   186,981     $   352,955     $    27,580     $   147,792     $   226,604     $   413,821
Value of units redeemed.............          (250)           (219)            (66)            (66)        (37,681)        (22,602)
Transfers between funds and
   general account..................           296          26,912               -           1,165       2,153,109       1,290,801
                                       --------------  --------------  -------------   -------------   --------------  -------------

Total gross deposits net of
   transfers to general account.....       187,027         379,648          27,514         148,891       2,342,032       1,682,020

Deductions:
Policyholder charges................             -               -               -               -               -               -
                                       --------------  --------------  -------------   -------------   --------------  -------------


Net deposits from policyholders.....   $    187,027    $    379,648    $     27,514    $    148,891    $  2,342,032    $   1,682,020
                                       ==============  ==============  =============   =============   ==============  =============


                                                           JNL/S&P
                                          JNL/S&P           Very
                                        Aggressive       Aggressive
                                         Growth II        Growth II
                                       -------------------------------

                                        Period from      Period from
                                         April 13,        April 13,
                                           1998*            1998*
                                            to               to
                                         June 30,         June 30,
                                           1998             1998
                                       --------------   --------------

Proceeds from units issued..........   $     84,207     $    32,586
Value of units redeemed.............        (3,854)          (3,744)
Transfers between funds and
   general account..................       215,311          216,231
                                       --------------   --------------

Total gross deposits net of
   transfers to general account.....       295,664          245,073

Deductions:
Policyholder charges................             -                -
                                       --------------   --------------


Net deposits from policyholders.....   $   295,664      $   245,073
                                       ==============   ==============



-------------------------------------
*Commencement of operations.

                     Jackson National Separate Account - III

Note 6 - Reconciliation of Gross and Net Deposits
         into the Separate Account (continued)
-------------------------------------------------


                                                           JNL/S&P
                                          JNL/S&P          Equity
                                          Equity         Aggressive
                                         Growth II        Growth II
                                       -------------    --------------

                                        Period from      Period from
                                         April 13,        April 13,
                                           1998*            1998*
                                            to               to
                                         June 30,         June 30,
                                           1998             1998
                                       --------------   --------------

Proceeds from units issued..........   $   244,417      $    27,064
Value of units redeemed.............        (3,715)          (3,720)
Transfers between funds and
   general account..................       215,301          215,302
                                       --------------   --------------

Total gross deposits net of
   transfers to general account.....       456,003          238,646

Deductions:
Policyholder charges................             -                -
                                       --------------   --------------


Net deposits from policyholders.....   $   456,003      $   238,646
                                       ==============   ==============


-------------------------------------
*Commencement of operations.

            Jackson National Life Insurance Company and Subsidiaries
                        Consolidated Financial Statements














                     Jackson National Life Insurance Company



                                    [GRAPHIC](R)














                              Financial Statements

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


In our opinion, the accompanying consolidated balance sheets and the related consolidated income statements and consolidated statements of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and its subsidiaries (the "Company") at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP




February  6, 1998



          See accompanying notes to consolidated financial statements.


Consolidated Balance Sheet
(In thousands)

--------------------------------------------------------------------------------
                                                                                            December 31,
                                                                                        1997             1996
                                                                                  ---------------- ----------------
Assets
   Investments:
     Cash and short-term investments                                              $    2,526,163    $     660,246
     Fixed maturities held to maturity, at amortized cost
       (market value: 1996, $4,160,485)                                                        -        4,168,277
     Investments available for sale, at market value:
       Fixed maturities (amortized cost: 1997, $25,622,420; 1996, $19,796,064)        26,604,978       20,225,507
       Equities (cost: 1997; $157,916; 1996, $156,767)                                   252,963          202,442
     Mortgage loans                                                                    1,597,223          843,860
     Policy loans                                                                        624,192          594,962
     Other invested assets                                                               171,220          118,662
                                                                                  ---------------- ----------------
         Total investments                                                            31,776,739       26,813,956

   Accrued investment income                                                             386,412          338,099
   Deferred acquisition costs                                                          1,140,034        1,231,388
   Variable annuity assets                                                             1,122,239          369,569
   Reinsurance recoverable                                                               226,219          155,451
   Value of acquired insurance in force                                                  169,245          183,284
   Deferred income taxes                                                                       -          131,470
   Other assets                                                                           80,197           75,373
                                                                                  ================ ================
         Total assets                                                             $   34,901,085    $  29,298,590
                                                                                  ================ ================

Liabilities and Stockholder's Equity
     Liabilities
     Policy reserves and liabilities:
       Reserves for future policy benefits                                        $      661,728    $     624,733
       Deposits on investment contracts                                               25,125,774       24,021,621
       Guaranteed investment contracts                                                 2,769,249        1,464,010
       Other policyholder funds                                                           15,674           16,098
       Claims payable                                                                    159,022          139,617
     Reverse repurchase and dollar roll repurchase agreements                          1,426,473                -
     Variable annuity liabilities                                                      1,122,239          369,569
     Surplus note payable                                                                249,168                -
     Liability for guaranty fund assessments                                              81,776           89,104
     Income taxes currently payable to Parent                                            143,295          140,364
     Deferred income taxes                                                                43,086                -
     Other liabilities                                                                   488,452          419,523
                                                                                  ---------------- ----------------
         Total liabilities                                                            32,285,936       27,284,639
                                                                                  ---------------- ----------------

     Stockholder's Equity
     Capital stock, $1.15 par value; authorized 50,000 shares;
       outstanding 12,000 shares
                                                                                          13,800           13,800
     Additional paid-in capital                                                          832,982          648,982
     Net unrealized gain on investments,
       net of tax of $237,212 in 1997 and $97,155 in 1996                                440,537          180,432
     Retained earnings                                                                 1,327,830        1,170,737
                                                                                  ---------------- ----------------
     Total stockholder's equity                                                        2,615,149        2,013,951
                                                                                  ================ ================
         Total liabilities and stockholder's equity                               $   34,901,085    $  29,298,590
                                                                                  ================ ================

          See accompanying notes to consolidated financial statements.


Consolidated Income Statement
(In thousands)

--------------------------------------------------------------------------------


                                                                          Years Ended December 31,
                                                               1997                 1996                1995
                                                          -----------------    -----------------  ------------------
Revenues
   Premiums and other considerations                       $       275,851        $     292,448     $      310,231

   Net investment income                                         2,242,101            1,997,032          1,836,372

   Net realized investment gains                                    80,335               18,573             84,626

   Fee income:
     Mortality charges                                             136,285              123,245            128,695
     Surrender charges                                              66,638               64,933             54,380
     Expense charges                                                20,175               20,641             20,308
     Variable annuity fees                                          10,202                1,948                  -
     Net asset management fees                                       5,219                  946                201
     Net retained commissions                                          443                  325                168
                                                          -----------------    -----------------  ------------------
   Total fee income                                                238,962                                 203,752
                                                                                        212,038

   Other income                                                     31,251               28,741              8,768
                                                          -----------------    -----------------  ------------------
     Total revenues                                              2,868,500            2,548,832          2,443,749
                                                          -----------------    -----------------  ------------------

Benefits and Expenses
   Death benefits                                                  279,014                                 281,011
                                                                                        282,973
   Interest credited on deposit liabilities                      1,586,249            1,449,852          1,379,435
   Interest expense on surplus notes                                16,330                    -                  -
   Increase (decrease) in reserves, net of
      reinsurance recoverables                                     (23,292)               3,568             43,680
   Other policyholder benefits                                      16,170               14,446             17,511
   Commissions                                                     274,906              232,901            214,060
   General and administrative expenses                             169,473              146,800            127,389
   Taxes, licenses and fees                                         21,852               23,535             56,472
   Deferral of acquisition costs                                  (320,246)            (262,351)          (227,093)
   Amortization of acquisition costs                               216,112              175,062            142,308
   Amortization of insurance in force                               14,039               13,279             12,379
                                                          -----------------    -----------------  ------------------
     Total benefits and expenses                                 2,250,607            2,080,065          2,047,152
                                                          -----------------    -----------------  ------------------
     Pretax income                                                 617,893              468,767            396,597
   Income tax expense                                              216,300              164,100            140,000
                                                          -----------------    -----------------  ------------------

     Net income                                            $       401,593        $     304,667     $       256,597
                                                          =================    =================  ==================


          See accompanying notes to consolidated financial statements.


Consolidated Statement of Stockholder's Equity
(In thousands)

--------------------------------------------------------------------------------

                                                                          Years Ended December 31,
                                                               1997                 1996                1995
                                                          -----------------    -----------------  ------------------
Capital stock, beginning and end of year                   $        13,800        $      13,800     $       13,800
                                                          -----------------    -----------------  ------------------
Additional paid-in capital
Beginning of year                                                  648,982              603,982            603,982
   Capital contributions                                           184,000               45,000                  -
                                                          -----------------    -----------------  ------------------
End of year                                                                                                603,982
                                                                   832,982              648,982
                                                          -----------------    -----------------  ------------------

Net unrealized gain (loss) on investments
Beginning of year                                                                                         (353,692)
                                                                   180,432              389,883
   Change in market value of investments
     available for sale, net of taxes and
     related deferred acquisition costs                            260,105             (209,451)           743,575
                                                          -----------------    -----------------  ------------------
End of year                                                                                                389,883
                                                                   440,537              180,432
                                                          -----------------    -----------------  ------------------

Retained earnings
Beginning of year                                                1,170,737                                 648,473
                                                                                        885,570
   Net income                                                      401,593              304,667            256,597
   Dividends paid to stockholder                                  (244,500)             (19,500)           (19,500)
                                                          -----------------    -----------------  ------------------
End of year                                                      1,327,830            1,170,737            885,570
                                                          -----------------    -----------------  ------------------


Total stockholder's equity                                 $     2,615,149        $   2,013,951     $     1,893,235
                                                          =================    =================  ==================




Consolidated Statement of Cash Flows
(In thousands)

--------------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                                   1997               1996              1995
                                                              ----------------   ---------------- ------------------
Cash flows from operating activities:
   Net income                                                  $      401,593     $     304,667     $      256,597
   Adjustments to reconcile net income to net cash
     provided by operating activities:
       Net realized investment gains                                  (80,335)          (18,573)           (84,626)
       Interest credited on deposit liabilities                     1,586,249         1,449,852          1,379,435
       Other charges                                                 (233,300)         (210,767)          (203,383)
       Amortization of discount and premium on
         investments                                                  (18,437)          (55,808)           (32,261)
       Change in:
         Deferred income taxes                                         34,500            44,600               (364)
         Accrued investment income                                    (48,313)          (11,077)           (15,469)
         Deferred acquisition costs                                  (104,134)          (87,289)           (84,785)
         Value of acquired insurance in force                          14,039            13,279             12,379
         Income taxes currently payable to Parent                       2,931            38,317             58,672
         Other assets and liabilities, net                             52,413           (92,839)            91,116
                                                              ----------------   ---------------- ------------------
       Net cash provided by operating activities                    1,607,206         1,374,362          1,377,311
                                                              ----------------   ---------------- ------------------

Cash flows from investing activities:
   Sales of:
     Fixed maturities and equities available for sale               9,078,616         3,281,105          2,994,755
     Mortgage loans                                                    47,282            16,360              3,840
   Principal repayments, maturities, calls and redemptions:
     Available for sale                                               960,844         1,052,506            257,793
     Held to maturity                                                       -           465,862            289,266
   Purchases of:
     Fixed maturities and equities available for sale             (11,588,708)       (5,716,350)        (4,782,081)
     Fixed maturities held to maturity                                      -          (557,749)        (1,050,039)
     Mortgage loans                                                  (801,008)         (685,938)          (140,379)
   Other investing activities                                       1,332,795                 -                  -
                                                              ----------------   ---------------- ------------------
     Net cash used by investing activities                           (970,179)       (2,144,204)        (2,426,845)
                                                              ----------------   ---------------- ------------------

Cash flows from financing activities: Policyholders
  account balances:
     Deposits                                                       5,849,300         4,198,094          2,589,863
     Withdrawals                                                   (4,089,935)       (2,540,112)        (1,713,037)
     Net transfers to separate accounts                              (719,138)         (341,482)              (748)
     Surplus note payable                                             249,163                 -                  -
     Payment of cash dividends to Parent                             (244,500)          (19,500)           (19,500)
     Capital contribution from Parent                                 184,000            45,000                  -
                                                              ----------------   ---------------- ------------------
     Net cash provided by financing activities                      1,228,890         1,342,000            856,578
                                                              ----------------   ---------------- ------------------
     Net increase (decrease) in cash and short-term
       investments                                                  1,865,917           572,158           (192,956)

Cash and short-term investments, beginning of period                  660,246            88,088            281,044
                                                              ================   ================ ==================
Cash and short-term investments, end of period                 $    2,526,163     $     660,246     $       88,088
                                                              ================   ================ ==================

          See accompanying notes to consolidated financial statements.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------


1.   Nature of Operations

     Jackson National Life Insurance Company, Inc. (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential Corporation, plc ("Prudential"), London, England. JNL is licensed to sell individual annuity products, including immediate and deferred annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in 49 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Chrissy Corporation, an advertising agency; Jackson National Financial Services, Inc., an investment advisor and broker dealer, and Jackson National Life Distributors, Inc., a broker dealer.

     During the second quarter of 1997, the Company sold Jackson National Compania De Seguros De Vida S.A. ("Argentina"), a life insurance company of which JNL owned 90% of the common stock.

 2.  Summary of Significant Accounting Policies

     Basis of Presentation
     The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     Investments
     Cash and short-term investments which primarily include cash, commercial paper, and money market instruments are carried at cost, which approximates fair value. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. All fixed maturities are considered available for sale and are carried at aggregate market value. Previously, fixed maturities which the Company had the ability and intent to hold to maturity were reported at amortized cost. Fixed maturities are reduced to estimated net realizable value for declines in market value considered to be other than temporary.

     Equity securities which include common stocks and non-redeemable preferred stocks are carried at market value.

     Mortgage loans are carried at the unpaid principal balances, net of unamortized discounts and premiums.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------
2.   Summary of Significant Accounting Policies (continued)

     investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses of investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment are excluded from income and credited or charged directly to stockholder's equity.

     Derivative Financial Instruments
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, duration matching and scenario testing.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swap agreements outstanding at December 31, 1997 hedge available for sale securities and are carried at fair value with the change in value reflected in stockholder's equity. Amounts paid or received on interest rate swap agreements, if any, are included in investment income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other assets. Realized gains and losses from the settlement or termination of the interest rate swaps are deferred and amortized over the life of the specific hedged assets as an adjustment to the yield.

     Index swap agreements generally involve the exchange of payments based on a short-term interest rate index for payments based on the total return of a bond or equity index over the life of the agreement without an exchange of the underlying principal amount. Index swap agreements outstanding at December 31, 1997 hedge the anticipated purchase of investment grade available for sale bonds and are carried at fair value. Fair value and amounts paid or received on the swaps are deferred and will adjust the basis of bonds acquired upon expiration of the swaps.

     Put-swaptions purchased provide the Company with the right, but not the obligation, to require the writers to pay the Company the present value of a long duration interest rate swap at future exercise dates. These put-swaptions are entered into as a hedge against significant upward movements in interest rates. Premiums paid for put-swaption contracts are included in other invested assets and are being amortized to investment income over the remaining terms of the contracts with maturities of up to 5 years. Put-swaptions, designated as a hedge of available for sale securities, are carried at fair value with the change in value reflected in stockholder's equity.

     Equity index futures contracts and equity index call options are used in conjunction with equity index-linked immediate and deferred annuities offered by the Company. These transactions are accounted for as hedges of the associated annuity liabilities. The variation margin on futures contracts is deferred and, upon closing of the contracts, adjusts the basis of option contracts purchased. The cost of options acquired is amortized into net investment income over the option term. The fair value of option contracts is deferred until recognition of the associated index-linked annuity liability.

     Derivative financial instruments are primarily held for hedging purposes. High yield index swaps and equity index swaps were held for investment purposes in 1997 and 1996.

     The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------
2.   Summary of Significant Accounting Policies (continued)

     Deferred Acquisition Costs
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equity securities available for sale are carried at aggregate market value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated aggregate market value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in market value of investments, net of tax, on fixed maturities and equity securities available for sale that is credited or charged directly to stockholder's equity. Deferred acquisition costs have been decreased by $383.6 million and $188.1 million at December 31, 1997 and 1996, respectively, to reflect this change.

     Value of Acquired Insurance in-Force
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     Federal Income Taxes
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life. The non-life insurance company subsidiaries and Jackson National Life Insurance Company of New York file separate federal income tax returns. Income tax expense is calculated on a separate company basis.

     Policy Reserves and Liabilities

     Reserves for future policy benefits:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 59% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 9.5%. Lapse and expense assumptions are based on Company experience.

     Deposits on investment contracts:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred annuity, variable annuity, guaranteed investment contracts and other investment contracts, the reserve is the policyholder's account value.

     Variable Annuity Assets and Liabilities
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $1,082.7 million and $369.6 million at December 31, 1997 and 1996, respectively, are segregated in a separate account. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statement.

     In April 1997, the Company issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------
2.   Summary of Significant Accounting Policies (continued)

     Jackson National Separate Account - II and aggregated $39.5 million at December 31, 1997. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     Revenue and Expense Recognition
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees and net retained commissions. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

3.   Fair Value of Financial Instruments

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and Short-Term Investments:
     Carrying value is considered to be a reasonable estimate of fair value.

     Fixed Maturities and Equity Securities:
     Fair values are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     Mortgage Loans:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $1,655.6 million and $846.6 million at December 31, 1997 and 1996, respectively.

     Policy Loans:
     The carrying value approximates fair value since policy loans reduce the amount payable at death or surrender of the contract.

     Derivatives:
     The fair value of derivatives is based on quoted market prices or estimates received from financial institutions.

     Variable Annuity Assets:
     Variable annuity assets are carried at the market value of the underlying securities.

     Annuity Reserves:
     Fair values for immediate and deferred annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates with similar maturities. The carrying value and fair value of such annuities approximated $21.2 billion and $20.1 billion, respectively, at December 31, 1997, and $19.5 billion and $18.5 billion, respectively, at December 31, 1996.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------
3.   Fair Value of Financial Instruments (continued)

     Reserves for Guaranteed Investment Contracts:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.8 billion, at December 31, 1997, and $1.5 billion at December 31, 1996.

     Variable Annuity Liabilities:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates. The fair value approximated $1,056.8 million and $345 million at December 31, 1997 and December 31, 1996, respectively.

     Indebtedness
     Fair value is based on the present value of future cash flows at current interest rates. The fair value of surplus notes approximated $276.2 million at December 31, 1997. The carrying value of reverse repurchase and dollar roll repurchase agreements approximates fair value.

4.   Investments

     Investments are comprised primarily of fixed-interest securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. The Company generates the vast majority of its deposits from interest-sensitive individual annuity and life insurance products, on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive insurance liabilities and to earn a stable return on its investments.

     Debt Securities
     The following table sets forth fixed maturity investments at December 31, 1997, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 1997, investments rated by the Company's investment advisor totaled $1.5 billion. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                          Percent of Total
                  Investment Rating                            Assets
                                                        ---------------------
                  AAA ....................................      29.9%
                  AA .....................................       1.4
                  A ......................................      19.7
                  BBB ....................................      17.7
                                                               -----
                      Investment grade ...................      68.7
                                                               -----
                  BB .....................................       5.1
                  B and below ............................       2.4
                                                               -----
                      Below investment grade .............       7.5
                                                               -----
                      Total fixed maturities .............      76.2
                                                               -----
                  Other assets ...........................      23.8
                                                               =====
                      Total assets .......................     100.0%
                                                               =====

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------
4.   Investments (continued)

     The amortized cost and estimated market value of fixed maturity investments held to maturity were as follows at December 31, 1996 (in thousands):

                                                                   Gross             Gross             Estimated
                                             Amortized          Unrealized         Unrealized           Market
                                               Cost                Gains             Losses              Value
                                        -------------------- ------------------ ------------------- -------------------
     Corporate securities                    $     886,250      $       7,931      $      7,766        $      886,415
     Mortgage-backed securities                  3,282,027             32,945            40,902             3,274,070
                                        ==================== ================== =======================================
          Total                              $    4,168,277     $      40,876      $     48,668        $    4,160,485
                                        ==================== ================== =================== ===================

     In 1997, fixed maturities previously classified as held to maturity with an aggregate amortized cost of $4,022.9 million and net unrealized losses of $35.3 million were reclassified to available for sale.

     The amortized cost and estimated market value of fixed maturity investments available for sale were as follows (in thousands):

                                                                   Gross             Gross             Estimated
                                             Amortized          Unrealized         Unrealized           Market
     December 31, 1997                         Cost                Gains             Losses              Value
                                        -------------------- ------------------ ------------------- -------------------
     U.S. Treasury securities              $       510,107      $       9,040      $        935        $      518,212
     U.S. Government agencies
          and foreign governments                  216,167             15,292             1,890               229,569
     Public utilities                              744,464             26,370             3,462               767,372
     Corporate securities                       11,617,384            629,123            28,971            12,217,536
     Mortgage-backed securities                 12,534,298            356,238            18,247            12,872,289
                                        -------------------- ------------------ ------------------- -------------------
          Total                            $    25,622,420      $   1,036,063      $     53,505        $   26,604,978
                                        ==================== ================== =================== ===================

                                                                  Gross              Gross             Estimated
                                            Amortized           Unrealized         Unrealized           Market
     December 31, 1996                         Cost               Gains              Losses              Value
                                        -------------------- ------------------ ------------------- -------------------
     U.S. Treasury securities              $         5,461      $         118      $          -        $        5,579
     U.S. Government agencies
         and foreign governments                   227,307             14,109                                 241,325
                                                                                             91
     Public utilities                              748,841             26,708            13,710               761,839
     Corporate securities                        9,902,242            435,905            59,060            10,279,087
     Mortgage-backed securities                  8,912,213            150,619           125,155             8,937,677
                                        -------------------- ------------------ ------------------- -------------------
          Total                            $    19,796,064      $     627,459     $    198,016        $   20,225,507
                                        ==================== ================== =================== ===================

     Gross unrealized gains pertaining to equity securities at December 31, 1997 and 1996 were $102.7 million and $48.2 million, respectively. Gross unrealized losses at December 31, 1997 and 1996 were $7.7 million and $2.5 million, respectively.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------
4.  Investments (continued)

     The amortized cost and estimated market value of fixed maturities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

     Fixed maturities available for sale (in thousands):

                                                                            Amortized              Estimated
                                                                              Cost               Market Value
                                                                       --------------------  ----------------------
     Due in 1 year or less                                                  $     372,700          $      378,061
     Due after 1 year through 5 years                                           2,525,003               2,599,778
     Due after 5 years through 10 years                                         5,393,521               5,572,869
     Due after 10 years through 20 years                                        1,626,216               1,784,754
     Due after 20 years                                                         3,170,682               3,397,227
     Mortgage-backed securities                                                12,534,298              12,872,289
                                                                       ====================  ======================
          Total                                                             $  25,622,420          $   26,604,978

                                                                       ====================  ======================

     Discounts and premiums on collateralized mortgage obligations are amortized over the estimated redemption period using the effective interest method. Yields which are used to calculate premium/discount amortization are adjusted periodically for prepayments.

     Fixed maturities with a carrying value of $6.6 million and $4.7 million were on deposit with regulatory authorities at December 31, 1997 and 1996, respectively, as required by law in various states in which the insurance operations conduct business.

     Mortgage Loans
     Mortgage loans were as follows (in thousands):

                                             December 31,
                                       1997                 1996
                                 ------------------    ----------------
           Single Family          $          1,596       $       1,057
           Commercial                    1,595,627             842,803
                                 ==================    ================
                Total             $      1,597,223       $     843,860
                                 ==================    ================

     At December 31, 1997, mortgage loans were collateralized by properties located in 31 states and Canada. Approximately 13% of the aggregate carrying value of the portfolio is secured by properties located in Texas.

     Other Invested Assets
     Other invested assets consist primarily of investments in limited partnerships which invest in securities. Limited partnership income recognized by the Company was $38.9 million and $3.3 million in 1997 and 1996, respectively.

     Derivatives
     The fair value of derivatives reflects the estimated amounts that the Company would receive or pay upon termination of the contracts at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------
4.   Investments (continued)

     A summary of the aggregate contractual or notional amounts, estimated fair values and gain/(loss) for derivative financial instruments outstanding were as follows (in thousands):

                                                                     December 31,
                                                   1997                                          1996
                               ---------------------------------------------   ------------------------------------------
                                  Contractual/                                  Contractual/
                                    Notional          Fair         Gain/          Notional         Fair         Gain/
                                     Amount           Value       (Loss)           Amount          Value       (Loss)
                               ------------------- ------------ ------------   ---------------  ------------ ------------
         Interest rate swaps      $    3,138,000    $  (9,257)   $  (9,257)        $1,255,000    $  39,111    $  39,111
         Index swaps                   1,000,000            -       11,196                  -            -            -
         Put-swaptions                37,000,000        3,531      (16,273)        24,500,000       11,245       (9,439)
         Futures                          32,435            -          282             16,318            -          (83)
         Call options owned              385,797      114,161       42,415                  -            -            -

     During 1997 and 1996, the Company recorded $35.8 million and $24.3 million, respectively, in net investment income from derivative instruments, including $36.3 million and $12.6 million, respectively, from investment activity. The average notional amount of swaps outstanding was $3.3 billion and $1.3 billion in 1997 and 1996, respectively. Included in the average outstanding amount were high yield and equity index swaps of $461.7 million and $255.0 million in 1997 and 1996, respectively.

     Securities Lending
     The Company has entered into a securities lending agreement whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 1997 and December 31, 1996, the estimated fair value of loaned securities was $674.4 million and $287.0 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.

5.   Investment Income and Realized Gains and Losses

     The sources of net investment income by major category were as follows (in thousands):

                                                                  Years ended December 31,
                                                       1997                 1996                 1995
                                                 -----------------    ------------------   ------------------
     Fixed maturities                             $     2,003,256      $     1,872,820      $     1,766,654
     Other investment income                              268,540              140,717               82,614
                                                 -----------------    ------------------   ------------------
       Total investment income                          2,271,796            2,013,537            1,849,268
     Less investment expenses                             (29,695)             (16,505)             (12,896)
                                                 -----------------    ------------------   ------------------
       Net investment income                      $     2,242,101      $     1,997,032      $     1,836,372
                                                 =================    ==================   ==================

     Net realized investment gains and losses were as follows (in thousands):

                                                                  Years ended December 31,
                                                       1997                 1996                 1995
                                                 -----------------    ------------------   ------------------
     Sales of fixed maturities
       Gross gains                               $        121,916     $          78,099    $        101,682

       Gross losses                                       (46,009)             (36,624)             (27,897)
     Sales of equity securities
       Gross gains                                         50,643               20,886               47,883
       Gross losses                                          (783)              (5,329)              (1,576)
     Impairment losses                                    (39,415)             (29,500)             (29,824)
     Other invested assets, net                            (6,017)              (8,959)              (5,642)
                                                 -----------------    ------------------   ------------------
       Total                                     $         80,335     $         18,573     $         84,626
                                                 =================    ==================   ==================

6.   Value of Acquired Insurance in-Force

     The  value  of  acquired   insurance   in-force  was  determined  by  using
     assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     The amortization of acquired insurance in-force was (in thousands):

                                             Years ended December 31,
                                              1997             1996
                                         ---------------- ----------------
     Balance, beginning of year           $    183,284     $    196,563
     Amortization, net of interest             (14,039)         (13,279)
                                         ---------------- ----------------
          Balance, end of year            $    169,245     $    183,284
                                         ================ ================

     The value of acquired insurance in-force estimated amortization is as follows (in thousands):

                           1998                $       15,000
                           1999                        16,000
                           2000                        17,000
                           2001                        18,000
                           Thereafter                 103,245
                                              -----------------
                                Total          $      169,245
                                              =================

7.   Indebtedness

     Surplus Notes
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933 and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan State Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan State Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest expense on the Notes was $16.3 million in 1997.

     Reverse Repurchase and Dollar Roll Repurchase Agreements
     During 1997, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheet. Short-term borrowings under such agreements averaged $1.8 billion at a weighted average interest rate of 5.39% during 1997. The highest level of short-term borrowings at any month end was $3.8 billion.

8.   Reinsurance

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage assumes the liability. The maximum amount of life insurance risk retained by the

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------
8.    Reinsurance (continued)

     Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums was as follows (in thousands):

                                                    Years ended December 31,
                                           1997               1996                1995
                                     ------------------ ------------------  -----------------
     Direct premiums                 $        352,256    $       358,533     $       367,937
     Assumed premiums                           5,354             10,961               4,763
     Less reinsurance ceded                   (81,759)           (77,046)            (62,469)
                                     ================== ==================  =================
       Total net premiums            $         275,85    $       292,448     $       310,231
                                     ================== ==================  =================

     Components of the reinsurance recoverable asset as of December 31 were as follows (in thousands):

                                         Years ended December 31,
                                          1997               1996
                                    ------------------ -----------------
     Ceded reserves                    $     202,385       $   139,998
     Ceded claims liability                   11,369             9,192
     Ceded - other                            12,465             6,261
                                    ================== =================
       Total                           $     226,219       $   155,451
                                    ================== =================

     Reserves reinsured through Brooke Life were $83.4 million and $87.4 million at December 31, 1997 and 1996, respectively.

9.   Federal Income Taxes

     The components of the provision for federal income taxes were as follows (in thousands):

                                                    Years ended December 31,
                                              1997             1996           1995
                                         ---------------  ----------------  --------------
     Current tax expense                   $    181,800     $    119,500    $    152,480
     Deferred tax expense (benefit)              34,500           44,600         (12,480)
                                         ---------------  ----------------  --------------
          Provision for income taxes       $    216,300     $    164,100    $    140,000
                                         ===============  ================  ==============

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 1997, 1996, and 1995 as follows (in thousands):

                                                    Years ended December 31,
                                              1997             1996            1995
                                         ---------------  --------------- ---------------
     Income taxes at statutory rate      $     216,263    $     164,069   $     138,809
     Other                                          37               31           1,191
                                         ---------------  --------------- ---------------
     Provision for income taxes          $     216,300    $     164,100   $     140,000
                                         ===============  =============== ===============

     Effective tax rate                          35.0%            35.0%           35.3%
                                         ===============  =============== ===============


     Federal income taxes paid in 1997, 1996 and 1995 were $178.9 million, $81.2 million, and $116.1 million, respectively.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------
9.   Federal Income Taxes (continued)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                                   December 31,
                                                                             1997                1996
                                                                       ------------------  ------------------
     Gross deferred tax asset
     Policy reserves and other insurance items                         $         615,877    $        643,237
     Difference between financial reporting and the tax basis of:
          Assets acquired                                                          9,309              12,444
          Insolvency fund assessments                                             30,020              30,970
          Other, net                                                              29,959              14,481
                                                                        ------------------  ------------------
          Total deferred tax asset                                               685,165             701,132
                                                                       ------------------  ------------------
     Gross deferred tax liability
     Deferred acquisition costs                                                 (278,049)           (324,157)
     Difference between financial reporting and the tax basis of
        value of the insurance in-force                                          (59,236)            (64,149)
     Difference between financial reporting and the tax basis of
        other assets                                                              (3,555)             (5,546)
     Net unrealized gains on available for sale securities                      (371,466)           (162,989)
     Other, net                                                                  (15,945)            (12,821)
                                                                       ------------------  ------------------
          Total deferred tax liability                                          (728,251)           (569,662)
                                                                       ------------------  ------------------
     Net deferred tax asset (liability)                                $         (43,086)   $        131,470
                                                                       ==================  ==================

10. Contingencies

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business including litigation relating to allegations of improper sales practices. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume, and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 1997, the Company's reserve for future state guaranty fund assessments was $81.8 million. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company offers synthetic GIC contracts to group customers including pension funds and other institutional organizations. The synthetic GIC contract is an off-balance-sheet fee based product where the customer retains ownership of the assets related to these contracts and JNL guarantees the customer's obligation to meet withdrawal requirements. The value of off-balance-sheet guarantees were $675 million and $122 million at December 31, 1997 and 1996, respectively.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------
11.  Stockholder's Equity

     Under Michigan State Insurance Law, dividends on capital stock can only be distributed out of earned surplus. Furthermore, without the prior approval of the Commissioner, dividends cannot be declared or distributed which exceed the greater of 10% of the Company's statutory surplus or statutory net gain from operations for the prior year. On January 1, 1998 the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximated $237.4 million.

     The Company received capital contributions from its parent of $184.0 million and $45.0 million in 1997 and 1996, respectively. Dividend payments were $244.5 million in 1997 and $19.5 million in 1996 and 1995, respectively.

     Statutory capital and surplus of the Company was $1,942.1 million and $1,501.0 million at December 31, 1997 and 1996, respectively. Statutory net income of the Company was $237.4 million, $272.2 million and $156.6 million in 1997, 1996 and 1995, respectively.

12.  Related Party Transactions

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and a wholly owned subsidiary of Prudential. The Company paid $20.1 million, $8.7 million and $6.8 million to PPM for investment advisory services during 1997, 1996, and 1995, respectively.

     On October 31, 1991, Brooke Life issued $200 million of 9.75% notes due October 31, 2001 to Prudential Finance BV, a Prudential subsidiary. On November 8, 1996, Brooke Life issued $388 million of 8.50% notes due December 31, 2006 to Brooke Finance, Inc. ("Brooke Finance"), a wholly owned subsidiary of Brooke Holdings, Inc., ultimately a wholly owned subsidiary of Prudential. On December 31, 1996, Brooke Life issued $45 million of 8.51% notes due December 31, 2006 to Brooke Finance. At December 31, 1997, the aggregate amount outstanding on the Brooke Life notes was as follows (in thousands):

            Principal                                    $  633,000
            Accrued interest                                  4,105
                                                ---------------------
                 Total                                   $  637,105
                                                =====================

     On December 18, 1996, the Company established the Hermitage CBO Limited Liability Corporation ("Hermitage") for the purpose of securitizing certain of its holdings in below investment grade bonds. The Company contributed $657.4 million of non-investment grade securities to Hermitage and in exchange received $616.2 million of senior and subordinated notes, $13.0 million in cash, and 46.4% of the equity in Hermitage. The Company's ultimate parent, Prudential, obtained the remaining 53.6% equity interest in Hermitage in exchange for $19.9 million in cash. In September 1997, Hermitage was liquidated and the assets, consisting of $634.4 million of below investment grade bonds and $28.8 million in cash, were transferred back to the Company after it acquired the equity interest of Prudential.

13.  Benefit Plans

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of covered compensation paid to participating employees during the year. The Company's expense related to this plan was $4.3 million in 1997, $2.4 million in 1996 and $2.3 million in 1995.

4

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)    Financial Statements:

                  (1)     Financial statements and schedules included in Part A:

                  Condensed Financial Information

                  (2)     Financial statements and schedules included in Part B:

                  Jackson National Separate Account III
                          Statement of Assets and Liabilities as
                                   of June 30, 1998
                          Statement of Operations for the Period
                                   from April 1, 1998 to June 30,
                                   1998
                          Statementof Changes in Net Assets for the period  from
                                   April 1, 1998 to June 30, 1998
                          Schedule of Investments as of June 30,
                                   1998
                          Notes to Financial Statements

                  Jackson National Life Insurance Company:
                          Report of Independent Accountants
                          Balance Sheet at December 31, 1997 and
                                   December 31, 1996
                          Income Statement for the years ended
                                   December 31, 1997, December 31,
                                   1996 and December 31, 1995
                          Statementof  Stockholder's   Equity  for  years  ended
                                   December 31, 1997, December 31, 1996 and December 31, 1995
                          Statementof Cash  Flows for the years  ended  December
                                   31, 1997, December 31, 1996 and December 31, 1995
                          Notes to Financial Statements

Item 24.(b)  Exhibits

         Exhibit
         No.               Description
         -------           -----------

         1.                Resolution   of   Depositor's   Board  of   Directors
                           authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Pre-Effective Amendment Number 1 filed via EDGAR on March 23, 1998.

         2.                Not Applicable

         3. General Distributor Agreement dated March 16, 1998, incorporated by reference to the Registrant's Pre-Effective Amendment Number 1 filed via EDGAR on March 23, 1998.

         4.                Form  of  Perspective  Advisors  Fixed  and  Variable
                           Annuity Contract, incorporated by reference to Registrant's Registration Statement filed via EDGAR on November 26, 1997.

         5. Form of Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Pre-Effective Amendment Number 1 filed via EDGAR on March 23, 1998.

         6.a. Articles of Incorporation of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on November 26, 1997.

           b. Bylaws of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on November 26, 1997.

         7.                Not Applicable

         8.                Not Applicable

         9.                Opinion and Consent of Counsel, attached hereto.

         10.               Consent of Independent Accountants, attached hereto.

         11.               Not Applicable

         12.               Not Applicable

         13. Schedule of Computation of Performance, attached hereto.

         14.               Not Applicable


Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor
         ----------------                   --------------

         John B. Banez                      Vice President -
         5901 Executive Drive               Systems and Programming
         Lansing, Michigan  48911

         Barry L. Bulakites                 Vice President - Sales/
         5901 Executive Drive               Deal Direct Marketing
         Lansing, Michigan  48911

         Peter Davis                        Chairman and Director
         142 Holborn Bars
         London, England  EC1N 2NH

         Connie J. Dalton                   Vice President -
         5901 Executive Drive               Variable Annuity
         Lansing, Michigan 48911            Administration

         Gerald W. Decius                   Vice President -
         5901 Executive Drive               Systems Model Office
         Lansing, Michigan 48911

         Lisa C. Drake                      Vice President & Actuary
         5901 Executive Drive
         Lansing, Michigan 48911

         Jay A. Elliott                     Senior Vice President -
         5901 Executive Drive               National Sales Manager
         Lansing, Michigan  48911

         Joseph D. Emanuel                  Vice President & Associate
         5901 Executive Drive               General Counsel
         Lansing, Michigan 48911

         Robert A. Fritts                   Vice President &
         5901 Executive Drive               Controller - Financial
         Lansing, Michigan 48911            Operations

         William A. Gray                    Senior Vice President -
         5901 Executive Drive               Corporate Communications
         Lansing, Michigan 48911

         Alan C. Hahn                       Senior Vice President -
         5901 Executive Drive               Deal Direct Marketing
         Lansing, Michigan  48911

         Andrew B. Hopping                  Executive Vice President,
         5901 Executive Drive               Chief Financial Officer and
         Lansing, Michigan 48911            Director

         Victor Gallo                       Vice President -
         5901 Executive Drive               Group Pension
         Lansing, Michigan 48911

         Rhonda K. Grant                    Vice President - Government
         5901 Executive Drive               Relations
         Lansing, Michigan 48911

         Wyvetter A. Holcomb                Vice President - Telephone
         5901 Executive Drive               Service Center
         Lansing, Michigan 48911

         Brion S. Johnson                   Vice President -
         5901 Executive Drive               Financial Operations
         Lansing, Michigan 48911            and Treasurer

         Timo P. Kokko                      Vice President - Support
         5901 Executive Drive               Services
         Lansing, Michigan 48911

         Everett W. Kunzelman               Vice President - Underwriting
         5901 Executive Drive
         Lansing, Michigan 48911

         Ted T. Lietz                       Vice President - Corporate
         5901 Executive Drive               Communications
         Lansing, Michigan 48911

         David B. LeRoux                    Senior Vice President -
         5901 Executive Drive               Group Pension
         Lansing, Michigan 48911

         Lynn W. Lopes                      Vice President - Group
         5901 Executive Drive               Pension
         Lansing, Michigan 48911

         Clark P. Manning                   Chief Operating Officer
         5901 Executive Drive
         Lansing, Michigan 48911

         Thomas J. Meyer                    Senior Vice President,
         5901 Executive Drive               General Counsel and
         Lansing, Michigan 48911            Secretary

         Keith R. Moore                     Vice President - Technology
         5901 Executive Drive
         Lansing, Michigan 48911

         P. Chad Myers                      Vice President - Asset
         5901 Executive Drive               Liability Management
         Lansing, Michigan 48911

         J. George Napoles                  Senior Vice President and
         5901 Executive Drive               Chief Information Officer
         Lansing, Michigan 48911

         John O. Norton                     Vice President - Actuary
         5901 Executive Drive
         Lansing, Michigan 48911

         Lee Pledger                        Vice President - Planning/
         5901 Executive Drive               Human Resources
         Lansing, Michigan 48911

         Bradley J. Powell                  Vice President - Institutional
         5901 Executive Drive               Marketing Group
         Lansing, Michigan 48911

         James B. Quinn                     Vice President - Broker
         5901 Executive Drive               Management
         Lansing, Michigan 48911

         Robert P. Saltzman                 President, Chief Executive
         5901 Executive Drive               Officer and Director
         Lansing, Michigan 48911

         Scott L. Stolz                     Senior Vice President -
         5901 Executive Drive               Administration
         Lansing, Michigan 48911

         Robert M. Tucker                   Vice President - Technical
         5901 Executive Drive               Support
         Lansing, Michigan 48911

Item 26.  Persons Controlled by or Under Common Control with the
                  Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership             Principal Business
-------           ------------      ---------             ------------------

Anoka Realty      Delaware          100% Jackson          Realty
                                    National Life
                                    Insurance
                                    Company

Brooke            Delaware          100%                  Holding Company
Holdings, Inc.                      Holborn               Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke           Holding Company
Finance                             Holdings, Inc.        Activities

Brooke Life       Michigan          100% Brooke           Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             93.73% Jackson        Manufacturing
Steel             Carolina          National Life         Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson         Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson         Holding Company
Holdings, Inc.                      National Life         Activities
                                    Insurance
                                    Company

Chrissy           Delaware          100% Jackson          Advertising Agency
Corporation                         National Life
                                    Insurance
                                    Company

Holborn           Delaware          80% Prudential        Holding Company
Delaware                            One Limited,          Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

IPM Products      Delaware          71.4% Jackson         Auto Parts
Corp.                               National Life
                                    Insurance Company

Jackson           Michigan          100% Jackson          Investment Adviser,
National                            National Life         and Transfer Agent
Financial                           Insurance
Services, LLC                       Company

Jackson           Delaware          100% Jackson          Advertising/
National                            National Life         Marketing
Life                                Insurance             Corporation and
Distributors,                       Company               Broker/Dealer
Inc.

Jackson           New York          100%                  Life Insurance
National                            Jackson
Life Insurance                      National Life
Company of                          Insurance
New York                            Company

JNL Series        Massachusetts     Common Law            Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

LePages,          Delaware          100% Jackson          Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson          Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National         Broker/Dealer
Planning                            Planning              and Investment
Corporation                         Holdings, Inc.        Adviser

National          Delaware          100% Brooke           Holding Company
Planning                            Holdings, Inc.        Activities
Holdings, Inc.

Prudential        United            100%                  Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly              Financial
Corporation       Kingdom           Traded                Institution
PLC

Prudential        England and       100%                  Holding
One Limited       Wales             Prudential            Company
                                    Corporation           Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                  Holding
Two Limited       Wales             Prudential            Company
                                    Corporation           Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                  Holding
Three Limited     Wales             Prudential            Company
                                    Corporation           Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%                  Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

Item 27. Number of Contract Owners as of October 23, 1998.

                296

Item 28. Indemnification

     Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account III. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I and the JNLNY Separate Account I.

     (b) Directors and Officers of Jackson National Life Distributors, Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter
         ----------------                   ----------------

         Robert P. Saltzman                 Director
         5901 Executive Dr.
         Lansing, MI  48911

         Andrew B. Hopping                  Director, Vice President and
         5901 Executive Dr.                 Chief Financial Officer
         Lansing, MI  48911

         Michael A. Wells                   Director, President and
         10877 Wilshire Blvd.               Chief Executive Officer
         Suite 1550
         Los Angeles, CA 90024

         Mark D. Nerud                      Chief Operating Officer
         225 West Wacker Drive
         Suite 1200
         Chicago, IL 60606

         Willard Barrett                    Senior Vice President
         3500 S. Blvd., Ste. 18B
         Edmond, OK 73013

         Jay A. Elliott                     Senior Vice President
         10710 Midlothian Turnpike
         Suite 301
         Richmond, VA 23235

         Douglas K. Kinder                  Senior Vice President
         1018 W. St. Maartens Dr.
         St. Joseph, MO 64506

         Scott W. Richardson                Senior Vice President
         900 Circle 75 Parkway
         Suite 1750
         Atlanta, GA 30339

         Gregory B. Salsbury                Senior Vice President
         10877 Wilshire Blvd.
         Suite 1550
         Los Angeles, CA 90024

         Sean P. Blowers                    Vice President
         401 Wilshire Boulevard
         Suite 1060
         Santa Monica, California 90401

         Barry L. Bulakites                 Vice President
         10877 Wilshire Blvd.
         Suite 1550
         Los Angeles, CA 90024

         Michael A. Hamilton                Vice President
         10877 Wilshire Blvd.
         Suite 1550
         Los Angeles, CA 90024

         Christine A. Pierce-Tucker         Vice President
         401 Wilshire Boulevard
         Suite 1010
         Santa Monica, California 90401

         Stephen J. Pilger                  Vice President
         10877 Wilshire Blvd.
         Suite 1550
         Los Angeles, CA 90024

         (c)


                      Net Under-     Compensation on
                      writing        Redemption or
Name of Principal     Discounts and  or Annuitiz-   Brokerage
Underwriter           Commissions    zation         Commissions   Compensation
-----------           -----------    ------         -----------   ------------

Jackson
National Life         Not            Not            Not            Not
Distributors, Inc.    Applicable     Applicable     Applicable     Applicable

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company
                  5901 Executive Drive
                  Lansing, Michigan 48911

                  Jackson National Life Insurance Company
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings

                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c)      Not Applicable.

                  (d) Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

                  (e) Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, in the City of Lansing, and State of Michigan, on this 5th day of November, 1998.

                      Jackson National Separate Account III
                      -------------------------------------
                                    (Registrant)

                      By: Jackson National Life Insurance Company
                          ---------------------------------------

                      By:  /s/  Andrew B. Hopping
                           by Thomas J. Meyer*
                           ----------------------------------
                           Andrew B. Hopping
                           Executive Vice President -
                           Chief Financial Officer and Director

                      Jackson National Life Insurance Company
                      ---------------------------------------
                                    (Depositor)

                      By:  /s/  Andrew B. Hopping
                           by Thomas J. Meyer*
                           ----------------------------------
                           Andrew B. Hopping
                           Executive Vice President -
                           Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Peter Davis by Thomas J. Meyer*                   November 5, 1998
---------------------------------------------         ----------------
Peter Davis, Chairman and Director

/s/ Robert P. Saltzman by Thomas J. Meyer*            November 5, 1998
---------------------------------------------         ----------------
Robert P. Saltzman, President, Chief
Executive Officer and Director

/s/ Clark P. Manning by Thomas J. Meyer*              November 5, 1998
---------------------------------------------         ----------------
Clark P. Manning, Chief Operating
Officer and Director

/s/ Andrew B. Hopping by Thomas J. Meyer*             November 5, 1998
---------------------------------------------         ----------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

/s/ Thomas J. Meyer                                   November 5, 1998
---------------------------------------------         ----------------
* Thomas J. Meyer, Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY, a Michigan corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of Individual Deferred Fixed and Variable Annuity Contracts in connection with the Jackson National Separate Account III and other separate accounts of Jackson National Life Insurance Company, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Robert P. Saltzman, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto, with power where appropriate to affix the corporate seal of said corporation thereto and to attest with seal and to file the same, with all exhibits thereto and other granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/      Peter Davis                                          10/19/98
---------------------------------------------                 --------
Peter Davis, Director                                         Date

/s/      Robert P. Saltzman                                   10/13/98
---------------------------------------------                 --------
Robert P. Saltzman, President, Chief                          Date
Executive Officer and Director

/s/      Clark P. Manning                                     10/12/98
---------------------------------------------                 --------
Clark P. Manning, Chief Operating Officer                     Date
and Director

/s/      Andrew B. Hopping                                    10/12/98
---------------------------------------------                 --------
Andrew B. Hopping, Executive Vice President,                  Date
Chief Financial Officer and Director

                                  EXHIBIT LIST


Exhibit
Number            Description
------            -----------

     9. Opinion and Consent of Counsel, attached hereto as EX-99.B9

     10. Consent of Independent Accountants, attached hereto as EX-99.B10

     13. Schedule of Computation of Performance, attached hereto as EX-99.B13